UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	November 1, 2015 — April 30, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PGGIX

Putnam Global Income Trust

Semiannual report
4|30|16

A world of investing.®

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 16

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Your fund’s expenses	14

Terms and definitions	16

Other information for shareholders	17

Financial statements	18

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a more broadly invested fund. The fund’s policy of concentrating on a limited group of industries and the fund’s non-diversified status, which means the fund may invest in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

The U.S. economy and markets appear to have hit a soft patch, as demonstrated by sluggish gross domestic product (GDP) growth in the first quarter, a lull in jobs expansion, and a continued slowdown in consumer spending. Moreover, corporate earnings have been tepid, leading the stock market to lose some of the momentum it showed from mid-February through the end of March.

Overseas, we believe that many potential headwinds exist. These include political pressures in the European Union and disappointing policy measures in Japan, as well as continuing unsteady growth in many emerging markets.

Despite the recent slowdown, we think the underpinnings of the U.S. economy remain strong. Unemployment remains at multiyear lows and, while first-quarter GDP expansion was weak, the U.S. economy continues to improve on the basis of generally strong fundamentals. Housing is a bright spot in the economy, boosted by low interest rates and robust demand as more Americans find work.

Putnam’s portfolio managers are positioned to maneuver in all types of markets with active investment strategies and support from teams of equity and fixed-income research analysts. The interview on the following pages provides an overview of your fund’s performance for the reporting period ended April 30, 2016, as well as an outlook for the coming months.

It may be a good time to consult your financial advisor, who can help ensure that your portfolio is aligned with your individual goals, risk tolerance, and investing time horizon.

As always, thank you for investing with Putnam.

Putnam Global Income Trust

A nimble approach to investing in global bond markets

Investing in today's bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global inter-relationships that drive the markets. With support from more than 90 fixed-income professionals, the fund's managers actively position the portfolio in securities from a broad range of sectors.

The fund's management team has an average of more than 20 years of experience.

D. William Kohli
Portfolio Manager
Co-Head of Fixed Income

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Paul D. Scanlon, CFA
Portfolio Manager
Co-Head of Fixed Income

Michael J. Atkin
Portfolio Manager
(Not pictured here)

Investing for income from global sources

The fund provides exposure to a variety of currencies to seek to benefit from changes in exchange rates.

USD
U.S. dollar
GBP
British pound
EUR
euro
JPY
Japanese yen
AUD
Australian dollar

Illustration shows the fund's five largest currency exposures as of 4/30/16. Allocations in each currency may vary over time.

Invests in sectors beyond the benchmark

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporate bonds to a wide range of mortgage-backed securities.

Barclays Global Aggregate Bond Index
Putnam Global Income Trust
Int'l Treasuries/ agency securities: 45% / 34%
Investment-grade corporate bonds: 18% / 23%
U.S. Treasuries/ agency securities: 16% / 0%
Agency pass-through: 11% / 19%
Emerging-market bonds: 6% / 7%
Covered bonds: 3% / 0%
Commercial MBS: 0% / 15%
Non-agency residential MBS: 0% / 4%
Municipal bonds: 0% / 0%
High-yield corporate bonds: 0% / 3%
Asset-backed securities: 0% / 3%
Agency CMO: 0% / 6%
Cash and net other assets: 0% / 8%

2 Global Income Trust
Global Income Trust 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 12–14 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

4	Global Income Trust

Interview with your fund’s portfolio manager

Bill, could you summarize some of the key developments influencing global bond markets during the six months ended April 30, 2016?

The reporting period began on a challenging note, as the Paris terrorist attacks in November fueled geopolitical anxieties. In December, Third Avenue Focused Credit Fund, a high-yield fund with relatively low credit quality and high risk, closed to shareholder redemptions and ceased operations. This development, coupled with a continuing decline in crude oil prices, placed heavy pressure on the high-yield market, and outflows from the asset class accelerated.

On December 16, the Federal Reserve announced that it would raise its target for short-term interest rates by 0.25%. The increase was the Fed’s first rate hike in nearly a decade, and ended the near-zero-interest-rate policy that had been in place for the past seven years. Although the rate hike was widely anticipated, the timing and magnitude of it generated speculation until the Fed’s official announcement.

Following its initial move, the Fed indicated that it may raise rates up to four times in 2016. Market participants reacted to the central bank’s signals with concern, and the uncertainty sparked volatility.

Oil prices continued to fall as the new year began, declining to levels not seen since 2004, and reaching a low of $31.77 per

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/16. See pages 4 and 12–14 for additional fund performance information. Index descriptions can be found on page 17.

Global Income Trust	5

barrel on January 20. This factor, along with increasing worries about a collapse in commodity prices generally, as well as mounting fears over an economic slowdown in China, weighed on credit markets until almost mid-February. Credit spreads, or the advantage in yield offered by bonds with credit risk over comparable-maturity U.S. Treasuries, rose significantly, as risk aversion permeated the markets.

Market turbulence reached a peak on February 11, after which incremental improvements across a broad range of global issues helped credit-sensitive bonds stage a broad-based rally. Oil prices rose well above their January low, China’s central bank assuaged concerns with continued stimulus measures, and improving U.S. economic data helped allay fears that global economic developments would stall the U.S. expansion. The Fed backed away from its earlier statements, saying that it would take a gradual approach toward raising rates, based on a variety of U.S. and global economic factors. As risk appetite resurfaced, investors reemerged, seeking to

Allocations are shown as a percentage of the fund’s net assets as of 4/30/16. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

6	Global Income Trust

capitalize on an expanded set of attractive investment opportunities.

The U.S. dollar declined by about 3% during the period, ending a rally stretching back to mid-2014. The dollar declined partly due to a lackluster 0.8% growth rate for U.S. gross domestic product [GDP] per the latest estimate issued in the first quarter of 2016. At the same time, the relative strength of the dollar was heavily influenced by perceptions of what the Federal Reserve would do regarding monetary policy. With Fed Chair Janet Yellen signaling that the central bank was in no hurry to raise rates in light of slower global growth, support for the dollar weakened. Additionally, measures by central banks in Japan and Europe that were expected to weaken currencies in those

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/16. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Global Income Trust	7

regions, such as negative interest rates, did not have the desired effect.

The fund posted a positive return, but lagged its benchmark and the average return of its Lipper peer group. What factors hampered relative performance?

Our interest-rate and yield-curve positioning in the United States was the primary detractor versus the benchmark. We continued our efforts to de-emphasize interest-rate risk by keeping the portfolio’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark. This positioning was particularly detrimental in January, when risk-off sentiment fueled demand for Treasuries, driving their prices higher and yields lower.

Our active currency strategy was another relative detractor. We reduced what had been a large U.S.-dollar overweight to a near equal weighting by period-end, reflecting our view that the relative strength of the U.S. dollar would diminish over the next several months. Prior to this change in our strategy,

This chart shows how the fund’s top currency holdings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Holdings and allocations may vary over time.

8	Global Income Trust

however, we held short positions in the Japanese yen and the euro, believing these currencies would weaken relative to the U.S. dollar. Unfortunately, both currencies appreciated versus the dollar and worked against our strategy.

A modest overweighting in investment-grade corporate bonds and a moderate out-of-benchmark allocation to high-yield bonds also dampened performance. Within corporate credit, our holdings of bonds issued by banks and diversified financial institutions underperformed relative to the fund’s benchmark. Low or negative interest rates hurt bank profitability due to pressure on banks’ net interest margins, and this weakened profitability was reflected in lower bond prices. Net interest margin is the difference between what a bank pays for funds and what it can charge to lend those funds.

How did mortgage credit affect the fund’s performance?

Our mortgage-credit holdings moderately detracted versus the benchmark. Our positions in mezzanine commercial mortgage-backed securities [CMBS] and non-agency residential mortgage-backed securities [RMBS] were negatively affected by the risk-off sentiment that spread through the marketplace in January and early February. A challenging supply-and-demand backdrop also weighed on CMBS, as many broker/dealers continued to reduce their inventory of these securities. Both asset classes rebounded in March and April, but not enough to completely offset earlier weakness.

Turning to the positive side, which strategies aided the fund’s relative performance?

A mortgage prepayment strategy that benefited from the increasing differential between mortgage rates and U.S. Treasury yields slightly aided performance.

Additionally, our positions in emerging-market debt slightly aided relative performance,

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Global Income Trust	9

most notably our holdings in Argentina. The country’s new president, elected in December, has emphasized market-friendly reforms, which helped facilitate an agreement between Argentina and its holdout creditors.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to help hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to interest rates in various countries. Additionally, we utilized options to attempt to isolate the prepayment risks associated with our CMO holdings and to help manage the downside risk of these positions. Lastly, we used currency forward contracts in an effort to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

By period-end, U.S. crude oil prices had recovered to about $46 per barrel. Despite this rebound, the persistent supply glut pushed the prices of long-term oil futures lower during the first quarter of 2016. As of April 30, in our view, oil futures prices were at levels that could lead to an outright decline in U.S. production in 2016. If this occurs, the balance of global supply and demand could improve, which may result in higher prices as the year progresses, in our view.

After steep plunges in commodity prices and inflation, we believe a lower base, or the target interest rate at which banks lend money to one another within a 24-hour period, had been established. If global economic activity continues to stabilize, this “base effect” could result in higher global inflation even without a powerful growth or commodity-price rebound, in our view. Consequently, we believe inflation indicators may rise over the course of calendar 2016 even if oil prices remain low. If this scenario proves true, we think it’s likely that yields on U.S. Treasuries may also begin to rise.

Despite lackluster recent reports on employment and economic growth, we think U.S. gross domestic product may grow at a rate near 2% over the balance of 2016. Furthermore, we expect that the Fed will continue to raise the federal funds rate if economic data indicate that it is appropriate to continue normalizing monetary policy. We continue to believe that the U.S. central bank may hike rates two times during the latter part of this year. However, we believe the actual pace of tightening will depend on factors such as the health of the labor market, the level of inflation, commodity prices, the relative strength of the U.S. dollar, actions by other central banks, and financial-market volatility.

How do you plan to position the fund in light of this outlook?

With interest rates still near historic lows at period-end, we plan to keep the fund’s duration shorter than that of the benchmark because we believe we’re not being adequately compensated for assuming interest-rate risk.

Valuations in several mortgage-credit sectors, as well as certain portions of the corporate credit market, appear attractive from a relative-value perspective. Moreover, we believe fundamental support for these sectors in the form of corporate earnings, revenues, and cash flows, remains generally supportive. As a result, we plan to rely on our fundamental and quantitative research expertise to opportunistically add credit risk to the portfolio.

We think prepayment risk remains attractive, given the prospect of higher interest rates, and will continue to seek what we believe could be productive opportunities in agency IO CMOs.

10	Global Income Trust

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin, Michael V. Salm, and Paul D. Scanlon, CFA.

IN THE NEWS

Today’s bull market, which rose from the ashes of the Great Recession more than seven years ago, recently marked a major milestone. Although the market’s path has at times been volatile, the general upswing in U.S. stocks officially became the second-longest-running bull market in history on the final trading day of April 2016. A bull market is typically defined as a rally of 20% or more off a recent market low. From the trough of the market on March 9, 2009, through April 29, 2016, the S&P 500 Index rose 255%. At 2,608 days old, this up market for stocks still has a long way to go to catch the longest-running bull market on record, which lasted from 1987 to 2000 — 4,494 days — and delivered a whopping 844% return. Today’s record bull has been fed by low interest rates, positive momentum, and historically high levels of monetary and fiscal support from central banks worldwide.

Global Income Trust	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2016, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/16

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(6/1/87)		(2/1/94)		(7/26/99)		(3/17/95)		(12/1/03)	(7/2/12)	(7/2/12)	(10/4/05)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Annual average
(life of fund)	6.61%	6.46%	6.37%	6.37%	5.82%	5.82%	6.32%	6.20%	6.35%	6.71%	6.73%	6.71%

10 years	69.71	62.92	59.82	59.82	57.47	57.47	65.47	60.09	65.35	74.00	74.61	73.83
Annual average	5.43	5.00	4.80	4.80	4.65	4.65	5.17	4.82	5.16	5.70	5.73	5.69

5 years	7.75	3.44	3.72	1.91	3.75	3.75	6.38	2.92	6.36	9.10	9.48	9.00
Annual average	1.50	0.68	0.73	0.38	0.74	0.74	1.24	0.58	1.24	1.76	1.83	1.74

3 years	2.37	–1.72	0.09	–2.71	0.02	0.02	1.63	–1.67	1.53	3.18	3.48	3.09
Annual average	0.78	–0.58	0.03	–0.91	0.01	0.01	0.54	–0.56	0.51	1.05	1.15	1.02

1 year	0.77	–3.26	0.02	–4.86	–0.05	–1.02	0.55	–2.72	0.47	0.92	1.15	0.94

6 months	3.01	–1.11	2.63	–2.37	2.55	1.55	2.93	–0.42	2.83	3.00	3.21	3.05

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

12	Global Income Trust

Comparative index returns For periods ended 4/30/16

	Barclays Global Aggregate	Lipper Global Income Funds
	Bond Index	category average*

Annual average (life of fund)	—†	6.22%

10 years	52.20%	51.50
Annual average	4.29	4.20

5 years	7.50	9.63
Annual average	1.46	1.80

3 years	2.57	0.50
Annual average	0.85	0.14

1 year	4.84	0.93

6 months	6.09	3.37

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/16, there were 212, 210, 184, 135, 75, and 2 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/16

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	6		6	6	6		6	6	6	6

Income	$0.192		$0.147	$0.148	$0.179		$0.180	$0.210	$0.215	$0.206

Capital gains	—		—	—	—		—	—	—	—

Total	$0.192		$0.147	$0.148	$0.179		$0.180	$0.210	$0.215	$0.206

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/15	$11.93	$12.43	$11.87	$11.88	$11.81	$12.21	$11.91	$11.94	$11.93	$11.93

4/30/16	12.09	12.59	12.03	12.03	11.97	12.37	12.06	12.08	12.09	12.08

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value	value	value

Current dividend
rate[1]	3.18%	3.05%	2.39%	2.49%	3.01%	2.91%	2.99%	3.48%	3.57%	3.48%

Current 30-day
SEC yield[2]	N/A	2.19	1.54	1.55	N/A	1.97	2.03	2.50	2.64	2.53

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Global Income Trust	13

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/16

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(6/1/87)		(2/1/94)		(7/26/99)		(3/17/95)		(12/1/03)	(7/2/12)	(7/2/12)	(10/4/05)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Annual average
(life of fund)	6.55%	6.40%	6.31%	6.31%	5.76%	5.76%	6.26%	6.14%	6.28%	6.65%	6.66%	6.65%

10 years	69.46	62.68	59.60	59.60	57.23	57.23	65.21	59.84	65.10	73.72	74.16	73.55
Annual average	5.42	4.99	4.79	4.79	4.63	4.63	5.15	4.80	5.14	5.68	5.71	5.67

5 years	9.29	4.92	5.22	3.39	5.25	5.25	7.91	4.40	7.89	10.66	10.94	10.55
Annual average	1.79	0.97	1.02	0.67	1.03	1.03	1.53	0.87	1.53	2.05	2.10	2.03

3 years	1.19	–2.86	–1.08	–3.85	–1.16	–1.16	0.44	–2.83	0.34	1.98	2.19	1.89
Annual average	0.39	–0.96	–0.36	–1.30	–0.39	–0.39	0.15	–0.95	0.11	0.66	0.72	0.63

1 year	–1.47	–5.41	–2.22	–6.99	–2.29	–3.25	–1.72	–4.91	–1.79	–1.33	–1.19	–1.32

6 months	1.30	–2.75	0.85	–4.13	0.85	–0.15	1.12	–2.17	1.12	1.29	1.41	1.33

See the discussion following the fund performance table on page 12 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating expenses for
the fiscal year ended 10/31/15	1.11%	1.86%	1.86%	1.36%	1.36%	0.83%	0.76%	0.86%

Annualized expense ratio for the
six-month period ended 4/30/16	1.15%	1.90%	1.90%	1.40%	1.40%	0.87%	0.79%	0.90%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

14	Global Income Trust

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/15 to 4/30/16. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$5.80	$9.57	$9.57	$7.06	$7.06	$4.39	$3.99	$4.54

Ending value (after expenses)	$1,030.10	$1,026.30	$1,025.50	$1,029.30	$1,028.30	$1,030.00	$1,032.10	$1,030.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/16, use the following calculation method. To find the value of your investment on 11/1/15, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$5.77	$9.52	$9.52	$7.02	$7.02	$4.37	$3.97	$4.52

Ending value (after expenses)	$1,019.14	$1,015.42	$1,015.42	$1,017.90	$1,017.90	$1,020.54	$1,020.93	$1,020.39

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Global Income Trust	15

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 and R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

16	Global Income Trust

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2016, Putnam employees had approximately $484,000,000 and the Trustees had approximately $128,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Global Income Trust	17

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18	Global Income Trust

The fund’s portfolio 4/30/16 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (36.3%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s,
2033 (Argentina)		$1,409,048	$1,532,340

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s,
2026 (Argentina)		387,000	392,283

Belgium (Government of) sr. unsec. unsub. notes 4 1/4s,
2022 (Belgium)	EUR	1,420,000	2,064,350

Belgium (Government of) unsec. bonds Ser. 60, 4 1/4s,
2041 (Belgium)	EUR	330,000	588,792

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s,
2021 (Brazil)		$490,000	499,188

Brazil (Federal Republic of) sr. unsec. unsub. notes 5 7/8s,
2019 (Brazil)		100,000	108,750

Brazil (Federal Republic of) unsec. notes 10s, 2021
(Brazil) (units)	BRL	790	219,526

Canada (Government of) bonds 1 1/4s, 2018 (Canada)	CAD	960,000	775,192

Canada (Government of) sr. unsec. bonds 3 1/2s,
2045 (Canada)	CAD	440,000	460,445

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s,
2017 (Croatia)		$200,000	207,500

Denmark (Kingdom of) unsec. bonds 4 1/2s, 2039 (Denmark)	DKK	570,000	149,218

Denmark (Kingdom of) unsec. bonds 1 3/4s, 2025 (Denmark)	DKK	3,020,000	516,537

France (Government of) unsec. bonds 4 1/2s, 2041 (France)	EUR	830,000	1,542,343

France (Government of) unsec. bonds 4s, 2055 (France)	EUR	150,000	276,135

France (Government of) unsec. bonds 3 1/4s, 2021 (France)	EUR	3,410,000	4,614,248

France (Government of) unsec. bonds 1/2s, 2025 (France)	EUR	1,490,000	1,707,661

Germany (Federal Republic of) unsec. bonds 2 1/2s,
2044 (Germany)	EUR	1,460,000	2,296,047

Germany (Federal Republic of) unsec. bonds 1 3/4s,
2022 (Germany)	EUR	4,840,000	6,210,747

Germany (Federal Republic of) unsec. bonds 1/2s,
2025 (Germany)	EUR	420,000	495,940

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s,
2017 (Ghana)		$42,000	41,742

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)	EUR	1,767,000	1,877,222

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s,
2019 (Greece)	EUR	1,530,000	1,553,609

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece) ††	EUR	317,294	201,507

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece) ††	EUR	28,208	17,953

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece) ††	EUR	304,883	195,510

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece) ††	EUR	209,696	135,649

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece) ††	EUR	156,727	102,301

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece) ††	EUR	123,946	82,045

Global Income Trust	19

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (36.3%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece) ††	EUR	140,182	$96,550

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece) ††	EUR	81,475	55,659

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece) ††	EUR	794,541	549,904

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece) ††	EUR	244,903	173,121

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece) ††	EUR	757,185	548,040

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece) ††	EUR	397,416	290,475

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece) ††	EUR	665,365	499,159

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece) ††	EUR	1,422,812	1,104,070

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece) ††	EUR	498,058	395,099

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece) ††	EUR	767,884	622,916

Hungary (Government of) sr. unsec. unsub. notes 5 3/8s,
2024 (Hungary)		$470,000	522,288

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s,
2023 (Indonesia)		285,000	283,233

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5 1/8s,
2045 (Indonesia)		200,000	202,500

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)	EUR	930,000	1,301,549

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2044 (Italy)	EUR	820,000	1,343,056

Italy (Republic of) sr. unsec. bonds 4 1/2s, 2023 (Italy)	EUR	1,750,000	2,479,610

Italy (Republic of) sr. unsec. bonds 2 1/2s, 2024 (Italy)	EUR	1,060,000	1,327,568

Italy (Republic of) sr. unsec. unsub. bonds 5 1/4s, 2017 (Italy)	EUR	2,120,000	2,587,876

Italy (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2023 (Italy)	EUR	1,950,000	2,813,037

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s,
2021 (Japan)	JPY	1,377,000,000	13,787,083

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125,
2.2s, 2031 (Japan)	JPY	308,000,000	3,797,055

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32,
2.3s, 2040 (Japan)	JPY	407,000,000	5,542,124

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4,
2.2s, 2051 (Japan)	JPY	230,000,000	3,436,230

Mexico (Government of) unsec. bonds 8s, 2020 (Mexico)	MXN	23,397,000	1,504,718

Mexico (Republic of) sr. unsec. unsub. notes Ser. MTN, 4 3/4s,
2044 (Mexico)		$440,000	449,357

Netherlands (Government of) unsec. bonds 3 3/4s,
2042 (Netherlands)	EUR	290,000	531,901

Netherlands (Government of) unsec. bonds 2 1/4s,
2022 (Netherlands)	EUR	1,290,000	1,688,342

Norway (Government of) unsec. bonds Ser. 476, 3s,
2024 (Norway)	NOK	1,760,000	246,824

Ontario (Province of) unsec. bonds 4s, 2021 (Canada)	CAD	1,690,000	1,509,471

20	Global Income Trust

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (36.3%)* cont.		Principal amount	Value

Panama Government International Bond sr. unsec. unsub. bonds
3 3/4s, 2025 (Panama)		$200,000	$206,000

Poland (Republic of) unsec. bonds 3 1/4s, 2019 (Poland)	PLN	6,285,000	1,721,698

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s,
2042 (Russia)		$600,000	627,750

South Africa (Republic of) sr. unsec. unsub. bonds 8s, 2018
(South Africa)	ZAR	14,180,000	991,018

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024
(South Africa)		$1,600,000	1,606,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)	EUR	770,000	943,187

Spain (Kingdom of) sr. unsec. bonds 5.15s, 2044 (Spain)	EUR	350,000	590,289

Spain (Kingdom of) sr. unsec. bonds 4.4s, 2023 (Spain)	EUR	1,830,000	2,588,856

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65s, 2025 (Spain)	EUR	440,000	640,896

Spain (Kingdom of) sr. unsec. unsub. bonds 4s, 2020 (Spain)	EUR	490,000	642,996

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s,
2025 (Sri Lanka)		$200,000	195,766

Sweden (Government of) unsec. bonds Ser. 1054, 3 1/2s,
2022 (Sweden)	SEK	6,310,000	939,556

Switzerland (Government of) unsec. bonds 2s,
2021 (Switzerland)	CHF	600,000	711,234

Turkey (Republic of) sr. unsec. unsub. notes 4 7/8s,
2043 (Turkey)		$1,000,000	937,500

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %,
2040 (Ukraine)		75,000	23,422

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2021 (Ukraine)		146,000	139,642

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2020 (Ukraine)		156,000	149,618

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2019 (Ukraine)		1,565	1,511

United Kingdom Treasury unsec. bonds 4s, 2060
(United Kingdom)	GBP	1,440,000	3,153,014

United Kingdom Treasury unsec. bonds 3 3/4s, 2019
(United Kingdom)	GBP	920,000	1,483,027

United Kingdom Treasury unsec. bonds 1s, 2017
(United Kingdom)	GBP	1,050,000	1,545,055

Total foreign government and agency bonds and notes (cost $99,412,110)			$98,391,630

CORPORATE BONDS AND NOTES (29.6%)*	Principal amount	Value

Basic materials (1.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes
5 7/8s, 2021 (Germany)	$160,000	$172,400

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s,
2022 (Mexico)	200,000	220,750

CF Industries, Inc. company guaranty sr. unsec. notes
5 3/8s, 2044	231,000	226,754

CF Industries, Inc. company guaranty sr. unsec. notes
5.15s, 2034	285,000	281,565

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025	305,000	314,752

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022	28,000	25,276

Global Income Trust	21

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Basic materials cont.
Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	$120,000	$165,491

Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 5.4s, 2020	305,000	343,705

Glencore Finance Canada, Ltd. 144A company guaranty sr.
unsec. unsub. notes 6s, 2041 (Canada)	360,000	295,650

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4 5/8s, 2024	510,000	460,275

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 4s, 2025	187,000	162,690

Glencore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 2 7/8s, 2020	230,000	217,350

International Paper Co. sr. unsec. notes 8.7s, 2038	120,000	168,654

INVISTA Finance, LLC 144A company guaranty sr. notes
4 1/4s, 2019	262,000	252,985

Packaging Corp. of America sr. unsec. notes 3.9s, 2022	120,000	121,681

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	160,000	170,364

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	140,000	162,384

WestRock MWV, LLC company guaranty sr. unsec. unsub.
notes 8.2s, 2030	440,000	567,670

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95s, 2031	73,000	94,503

WestRock RKT Co. company guaranty sr. unsec. unsub. notes
4.45s, 2019	105,000	109,487

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032 R	300,000	373,437

		4,907,823
Capital goods (0.4%)
Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	105,000	107,100

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023	120,000	127,500

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)	253,000	340,618

Medtronic, Inc. company guaranty sr. unsec. sub. notes
4 3/8s, 2035	183,000	203,797

Medtronic, Inc. company guaranty sr. unsec. sub. notes
3 1/2s, 2025	195,000	209,154

		988,169
Communication services (2.4%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6 1/8s, 2040 (Mexico)	100,000	119,739

America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 2 3/8s, 2016 (Mexico)	200,000	200,386

American Tower Corp. sr. unsec. notes 4s, 2025 R	235,000	245,911

American Tower Corp. sr. unsec. notes 3.4s, 2019 R	125,000	128,939

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046	40,000	40,305

CCO Safari II, LLC 144A company guaranty sr. notes
6.484s, 2045	622,000	734,813

CCO Safari II, LLC 144A company guaranty sr. notes
4.908s, 2025	148,000	159,551

Comcast Cable Communications Holdings, Inc. company
guaranty sr. unsec. notes 9.455s, 2022	70,000	99,183

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2035	75,000	102,940

22	Global Income Trust

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Communication services cont.
Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	$295,000	$327,450

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883s, 2020	190,000	203,183

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	115,000	155,042

NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 6.4s, 2040	125,000	171,984

Rogers Communications, Inc. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2043 (Canada)	215,000	217,570

SBA Tower Trust 144A sr. notes 5.101s, 2017	350,000	350,993

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026	255,000	359,840

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)	800,000	836,200

Telefonica Emisiones SAU company guaranty sr. unsec. unsub.
notes 5.462s, 2021 (Spain)	340,000	386,607

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s,
2054 (units)	28,800	789,696

Verizon Communications, Inc. sr. unsec. unsub. notes
5.05s, 2034	315,000	345,296

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522s, 2048	622,000	631,201

		6,606,829
Conglomerates (0.2%)
General Electric Capital Corp. company guaranty sr. unsec.
notes 6 3/4s, 2032	109,000	150,660

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s,
perpetual maturity	346,000	360,273

		510,933
Consumer cyclicals (3.1%)
21st Century Fox America, Inc. company guaranty sr. unsec.
notes 7.85s, 2039	115,000	159,366

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020	194,000	211,554

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044	565,000	511,333

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	162,000	226,172

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes
5 3/4s, 2023	425,000	464,313

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023	215,000	216,666

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	235,000	259,871

Expedia, Inc. 144A company guaranty sr. unsec. unsub.
notes 5s, 2026	340,000	346,546

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047	630,000	943,036

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031	122,000	161,909

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	15,000	19,927

General Motors Co. sr. unsec. notes 6 1/4s, 2043	265,000	298,646

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046	150,000	181,016

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 3s, 2017	171,000	173,442

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.3s, 2025	222,000	228,772

Global Income Trust	23

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s,
2040 (Mexico)	$215,000	$239,931

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)	250,000	234,892

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	61,000	68,759

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	29,000	31,495

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023	160,000	159,042

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	145,000	164,575

L Brands, Inc. company guaranty sr. unsec. sub. notes
5 5/8s, 2022	220,000	242,550

Lear Corp. company guaranty sr. unsec. unsub. notes
5 3/8s, 2024	185,000	196,563

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
6.65s, 2024	86,000	101,333

O’Reilly Automotive, Inc. company guaranty sr. unsec. notes
3.85s, 2023	150,000	157,725

O’Reilly Automotive, Inc. company guaranty sr. unsec. sub.
notes 3.55s, 2026	220,000	229,122

Omnicom Group, Inc. company guaranty sr. unsec. unsub.
notes 3.6s, 2026	280,000	291,520

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019	15,000	17,410

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025	116,000	118,784

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2026	270,000	278,775

QVC, Inc. company guaranty sr. notes 4.85s, 2024	260,000	262,933

S&P Global, Inc. company guaranty sr. unsec. unsub.
notes 4.4s, 2026	195,000	215,967

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes
4 7/8s, 2021	205,000	209,100

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	355,000	345,395

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	215,000	279,343

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025	125,000	134,063

		8,381,846
Consumer staples (2.2%)
Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039	21,000	38,374

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. bonds 4.9s, 2046	400,000	453,623

Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. unsub. bonds 3.65s, 2026	400,000	421,638

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.2s, 2039	154,000	238,848

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	230,000	243,119

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	50,000	63,711

Corrections Corp. of America company guaranty sr. unsec. sub.
notes 4 1/8s, 2020 R	75,000	77,156

CVS Pass-Through Trust sr. notes 6.036s, 2028	57,956	65,258

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032	299,621	359,988

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
bonds 4 1/2s, 2045	15,000	15,147

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 7s, 2037	85,000	109,860

24	Global Income Trust

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Consumer staples cont.
ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 5 5/8s, 2042	$726,000	$843,362

ERAC USA Finance, LLC 144A company guaranty sr. unsec.
notes 3.85s, 2024	277,000	293,314

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec.
notes 3 7/8s, 2024 (Mexico)	550,000	561,002

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec.
unsub. notes 4 7/8s, 2044 (Mexico)	500,000	475,857

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub.
notes 6 1/2s, 2040	589,000	740,296

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026	575,000	607,482

SABMiller Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.95s, 2042	205,000	232,094

		5,840,129
Energy (2.1%)
Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	165,000	178,009

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026	10,000	10,722

BG Energy Capital PLC 144A company guaranty sr. unsec.
unsub. notes 4s, 2021 (United Kingdom)	200,000	213,287

BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119s, 2026 (United Kingdom)	310,000	312,120

EQT Midstream Partners LP company guaranty sr. unsec. sub.
notes 4s, 2024	405,000	361,256

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	185,000	211,042

Lukoil International Finance BV 144A company guaranty sr.
unsec. notes 4.563s, 2023 (Russia)	310,000	302,250

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	45,000	45,801

Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 6.05s, 2041	160,000	103,200

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)	200,000	198,568

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 7 7/8s, 2019 (Brazil)	55,000	54,863

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 6 1/4s, 2024 (Brazil)	821,000	716,323

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 5 3/8s, 2021 (Brazil)	225,000	199,969

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 3/8s, 2027 (Venezuela)	30,000	10,545

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 1/4s, 2017 (Venezuela)	350,000	191,625

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	11,000	9,708

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 8 1/2s, 2017 (Venezuela)	467,333	272,221

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6s, 2026 (Venezuela)	155,000	52,995

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5 5/8s, 2046 (Mexico)	315,000	280,448

Global Income Trust	25

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5 1/2s, 2021 (Mexico)	$625,000	$656,894

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4 1/2s, 2026 (Mexico)	55,000	52,327

Pride International, Inc. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2040	425,000	315,563

Spectra Energy Capital, LLC company guaranty sr. unsec. notes
5.65s, 2020	20,000	21,079

Spectra Energy Capital, LLC company guaranty sr. unsec. sub.
notes 6.2s, 2018	75,000	79,268

Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	165,000	191,803

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024	675,000	581,762

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024	45,000	40,613

		5,664,261
Financials (11.7%)
Aflac, Inc. sr. unsec. notes 6.45s, 2040	108,000	135,109

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039	295,000	391,360

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022	125,000	126,277

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021	435,000	436,088

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025	425,000	430,313

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s,
perpetual maturity	215,000	193,865

American International Group, Inc. jr. unsec. sub. FRB
8.175s, 2058	414,000	520,605

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	545,000	505,141

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	270,000	322,557

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	485,000	496,616

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s,
perpetual maturity (Spain)	200,000	207,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s,
perpetual maturity	460,000	484,150

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022
(United Kingdom)	220,000	239,800

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity
(United Kingdom)	553,000	508,760

BBVA International Preferred SAU company guaranty jr. unsec.
sub. FRB 5.919s, perpetual maturity (Spain)	195,000	195,488

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.3s, 2043	335,000	360,522

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual
maturity (France)	300,000	326,250

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	210,000	223,309

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)	215,000	220,496

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	320,000	331,610

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025	150,000	153,307

CBRE Services, Inc. company guaranty sr. unsec. notes
5 1/4s, 2025	156,000	162,322

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2026	354,000	363,470

26	Global Income Trust

CORPORATE BONDS AND NOTES (29.6%)* cont.		Principal amount	Value

Financials cont.
Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity		$152,000	$151,620

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s,
perpetual maturity		148,000	143,353

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s, perpetual maturity		59,000	56,935

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		220,000	226,464

Commerzbank AG 144A unsec. sub. notes 8 1/8s,
2023 (Germany)		320,000	375,632

Commonwealth Bank of Australia 144A sr. unsec. notes 5s,
2019 (Australia)		105,000	115,657

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11s,
perpetual maturity (Netherlands)		865,000	1,054,219

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s,
perpetual maturity (Switzerland)		200,000	183,700

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R		190,000	229,217

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)		200,000	184,207

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031		1,000,000	1,159,380

Duke Realty LP company guaranty sr. unsec. unsub. notes
3 7/8s, 2021 R		150,000	156,853

EPR Properties company guaranty sr. unsec. sub. notes
5 1/4s, 2023 R		285,000	297,124

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity		116,000	106,068

GE Capital International Funding Co. Unlimited Co. 144A
company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)		375,000	411,781

GE Capital Trust IV 144A company guaranty unsec. sub. FRB
4 5/8s, 2066	EUR	90,000	104,299

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN
6.15s, 2066		$556,000	155,680

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019		195,000	223,611

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037		11,000	13,373

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB
8 1/8s, 2038		220,000	236,775

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3 7/8s, 2025 R		155,000	151,231

Hospitality Properties Trust sr. unsec. unsub. notes
4 1/2s, 2025 R		160,000	155,771

HSBC Bank USA, NA unsec. sub. notes 7s, 2039		250,000	320,221

HSBC Capital Funding LP 144A company guaranty jr. unsec.
sub. FRB 10.176s, perpetual maturity (United Kingdom)		570,000	837,188

HSBC Holdings PLC jr. unsec. sub. FRB 6 3/8s, perpetual
maturity (United Kingdom)		200,000	189,250

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		1,031,000	1,138,347

International Lease Finance Corp. sr. unsec. unsub. notes
6 1/4s, 2019		220,000	238,150

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)		630,000	612,230

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. bonds 7.8s, 2037		650,000	710,125

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. FRN 7s, 2037		265,000	233,200

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual
maturity (United Kingdom)		200,000	198,300

Global Income Trust	27

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Financials cont.
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s,
perpetual maturity (United Kingdom)	$530,000	$575,050

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045
(United Kingdom)	342,000	354,335

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes
8 7/8s, 2039	635,000	932,450

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037	330,000	386,760

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023 R	155,000	163,594

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes
3.85s, 2026 (Japan)	240,000	252,180

Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 5 3/4s, 2016	100,000	102,133

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. sub. notes 6 7/8s, 2021 R	205,000	212,431

OneAmerica Financial Partners, Inc. 144A sr. unsec.
notes 7s, 2033	30,000	33,724

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976s, 2025	100,000	101,087

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022	90,000	98,000

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	445,000	420,036

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043	90,000	94,500

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044	268,000	265,320

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	85,000	104,858

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	80,000	86,425

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s,
2026 (Canada)	245,000	255,326

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s,
perpetual maturity (United Kingdom)	525,000	503,344

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s,
2024 (United Kingdom)	430,000	420,891

Santander Issuances SAU company guaranty unsec. sub. notes
5.179s, 2025 (Spain)	200,000	198,509

Santander UK PLC 144A unsec. sub. notes 5s, 2023
(United Kingdom)	470,000	488,195

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes
6 1/8s, 2022 (Russia)	275,000	293,906

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub.
notes 4.95s, 2017 (Russia)	450,000	458,120

SL Green Realty Corp company guaranty sr. unsec. unsub.
notes 5s, 2018 R	270,000	282,938

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s,
perpetual maturity (United Kingdom)	400,000	402,000

State Street Capital Trust IV company guaranty jr. unsec. sub.
FRB 1.634s, 2037	550,000	402,186

Teachers Insurance & Annuity Association of America 144A
unsec. sub. notes 6.85s, 2039	210,000	272,340

TIERS Trust/United States 144A sr. bonds stepped-coupon
zero % (8 1/8s, 3/15/18), 2046 ††	520,000	525,200

Travelers Property Casualty Corp. company guaranty sr. unsec.
unsub. bonds 7 3/4s, 2026	170,000	224,869

UBS Group AG jr. unsec. sub. FRN 6 7/8s, perpetual
maturity (Switzerland)	300,000	289,751

28	Global Income Trust

CORPORATE BONDS AND NOTES (29.6%)* cont.		Principal amount	Value

Financials cont.
UBS Group Funding Jersey, Ltd. 144A company guaranty sr.
unsec. notes 4 1/8s, 2026 (Jersey)		$579,000	$596,910

Vereit Operating Partnership LP company guaranty sr. unsec.
notes 4.6s, 2024 R		465,000	465,177

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.8s, 2025 (Russia)		500,000	523,197

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		699,000	743,701

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.6s, 2038		930,000	1,244,214

Willis Towers Watson PLC company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021		405,000	452,473

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R		725,000	734,611

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037		300,000	299,625

			31,964,742
Government (1.7%)
European Investment Bank sr. unsec. unsub. bonds 5 5/8s,
2032 (Supra-Nation)	GBP	1,900,000	3,980,752

European Investment Bank sr. unsec. unsub. notes Ser. EMTN,
4 1/8s, 2024 (Supra-Nation)	EUR	450,000	681,390

			4,662,142
Health care (0.5%)
AbbVie, Inc. sr. unsec. notes 3.6s, 2025		$44,000	46,104

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s,
2045 (Luxembourg)		58,000	58,669

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s,
2022 (Luxembourg)		29,000	29,709

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037		200,000	261,051

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2019		120,000	130,650

Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021		135,000	147,825

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026		280,000	290,850

HCA, Inc. company guaranty sr. sub. notes 5s, 2024		75,000	77,625

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4 1/2s, 2027 R		180,000	171,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95s, 2024 R		100,000	102,221

Quest Diagnostics, Inc. company guaranty sr. unsec. notes
4 3/4s, 2020		28,000	30,404

			1,346,108
Technology (0.4%)
Apple, Inc. sr. unsec. notes 3.45s, 2024		435,000	463,866

Apple, Inc. sr. unsec. notes 2.1s, 2019		95,000	97,450

Fidelity National Information Services, Inc. company guaranty sr.
unsec. unsub. notes 5s, 2022		230,000	240,206

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018		100,000	108,750

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes
4 1/2s, 2020 (Japan)		225,000	228,375

			1,138,647

Global Income Trust	29

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Transportation (0.4%)
Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	$295,000	$360,299

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5 3/4s, 2040	10,000	12,694

Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	16,213	16,456

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	25,531	26,073

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	80,229	90,257

Norfolk Southern Corp. sr. unsec. unsub. bonds 6s, 2111	140,000	162,106

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through
certificates Ser. 07-1, 6.15s, 2022	153,359	173,296

United Airlines 2014-2 Class A Pass Through Trust sr. notes
Ser. A, 3 3/4s, 2026	160,199	166,206

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	29,620	30,990

		1,038,377
Utilities and power (2.7%)
Beaver Valley II Funding Corp. sr. bonds 9s, 2017	11,000	11,055

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub.
notes 4.2s, 2042	65,000	68,417

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	335,000	353,425

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s,
2021 (Netherlands)	360,000	379,159

El Paso Natural Gas Co., LLC company guaranty sr. unsec.
unsub. notes 8 3/8s, 2032	105,000	115,745

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s,
perpetual maturity (France)	1,114,000	1,079,188

Electricite de France (EDF) 144A sr. unsec. notes 6.95s,
2039 (France)	465,000	615,935

Enel Finance International SA 144A company guaranty sr. unsec.
unsub. notes 5 1/8s, 2019 (Netherlands)	175,000	192,885

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	515,000	497,833

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	210,000	212,046

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes
5.45s, 2044	830,000	891,333

Iberdrola International BV company guaranty sr. unsec. unsub.
bonds 6 3/4s, 2036 (Spain)	155,000	199,337

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	125,000	132,892

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.4s, 2044	312,000	280,530

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3 1/2s, 2021	40,000	39,198

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.05s, 2019	95,000	94,466

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	270,000	294,702

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A,
6.974s, 2067	240,000	183,600

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9 1/2s, 2019	530,000	622,751

30	Global Income Trust

CORPORATE BONDS AND NOTES (29.6%)* cont.	Principal amount	Value

Utilities and power cont.
TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s,
2067 (Canada)	$340,000	$233,750

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067	830,000	684,750

		7,182,997

Total corporate bonds and notes (cost $78,431,309)		$80,233,003

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.8%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.1%)
Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, May 1, 2046	$4,000,000	$4,225,625
3s, TBA, June 1, 2046	2,000,000	2,066,641
3s, TBA, May 1, 2046	2,000,000	2,070,938

		8,363,204
U.S. Government Agency Mortgage Obligations (20.7%)
Federal National Mortgage Association Pass-Through Certificates
4s, TBA, May 1, 2046	2,000,000	2,136,875
3 1/2s, TBA, June 1, 2046	10,000,000	10,464,453
3 1/2s, TBA, May 1, 2046	19,000,000	19,915,859
3s, TBA, May 1, 2046	23,000,000	23,583,984

		56,101,171

Total U.S. government and agency mortgage obligations (cost $64,363,322)		$64,464,375

MORTGAGE-BACKED SECURITIES (22.0%)*	Principal amount	Value

Agency collateralized mortgage obligations (5.4%)
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.939s,
2025 (Bermuda)	$410,485	$406,365

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.052s, 2037	18,548	30,439
IFB Ser. 3072, Class SM, 22.21s, 2035	57,780	88,905
IFB Ser. 3249, Class PS, 20.847s, 2036	36,022	54,556
IFB Ser. 3065, Class DC, 18.562s, 2035	70,383	103,864
IFB Ser. 2990, Class LB, 15.84s, 2034	52,100	67,457
Ser. 3707, Class PI, IO, 4 1/2s, 2025	278,695	24,264
Ser. 4355, Class DI, IO, 4s, 2044	3,172,508	273,787
Ser. 4193, Class PI, IO, 4s, 2043	1,770,357	264,419
Ser. 4369, Class IA, IO, 3 1/2s, 2044	2,290,702	356,043
Ser. 4141, Class PI, IO, 3s, 2042	3,078,087	353,026
Ser. 4165, Class TI, IO, 3s, 2042	8,087,700	846,782
Ser. 4206, Class IP, IO, 3s, 2041	2,648,744	278,182
Ser. 3300, PO, zero %, 2037	5,258	4,665
Ser. 3326, Class WF, zero %, 2035	1,964	1,616

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 22.958s, 2036	46,731	79,646
IFB Ser. 07-53, Class SP, 22.591s, 2037	49,946	77,337
IFB Ser. 05-75, Class GS, 18.933s, 2035	40,443	56,357
IFB Ser. 10-46, Class SB, IO, 6.011s, 2040	592,069	106,816
Ser. 15-4, IO, 4 1/2s, 2045	1,210,143	225,433

Global Income Trust	31

MORTGAGE-BACKED SECURITIES (22.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 421, Class C6, IO, 4s, 2045	$1,558,061	$248,543
Ser. 409, Class C16, IO, 4s, 2040	826,114	124,438
Ser. 12-124, Class JI, IO, 3 1/2s, 2042	1,918,797	245,165
Ser. 13-55, Class IK, IO, 3s, 2043	1,758,952	197,179
Ser. 13-1, Class MI, IO, 3s, 2043	2,068,869	192,053
Ser. 13-35, Class IP, IO, 3s, 2042	4,317,355	403,572
Ser. 13-55, Class PI, IO, 3s, 2042	4,354,701	370,803
Ser. 13-23, Class PI, IO, 3s, 2041	5,447,932	410,992
Ser. 14-28, Class AI, IO, 3s, 2040	3,317,981	330,243
FRB Ser. 03-W10, Class 1, IO, 0.711s, 2043	441,302	6,913
Ser. 07-64, Class LO, PO, zero %, 2037	7,565	7,100

Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, 6.014s, 2040	1,805,452	302,124
Ser. 14-76, IO, 5s, 2044	1,262,707	220,271
Ser. 10-35, Class UI, IO, 5s, 2040	425,477	77,128
Ser. 10-9, Class UI, IO, 5s, 2040	864,345	155,708
Ser. 09-121, Class UI, IO, 5s, 2039	275,343	49,518
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	1,154,013	132,573
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	2,014,520	322,303
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	1,474,546	251,886
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	1,152,990	58,788
Ser. 16-19, Class PI, IO, 4s, 2046	2,633,588	417,371
Ser. 15-64, Class IG, IO, 4s, 2045	2,506,187	472,065
Ser. 15-40, IO, 4s, 2045	1,896,235	395,909
Ser. 13-24, Class PI, IO, 4s, 2042	864,105	124,188
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	1,537,195	146,387
Ser. 12-136, Class BI, IO, 3 1/2s, 2042	1,987,691	354,604
Ser. 14-102, Class IG, IO, 3 1/2s, 2041	2,273,014	267,236
Ser. 13-90, Class HI, IO, 3 1/2s, 2040	2,977,210	135,731
Ser. 15-124, Class NI, IO, 3 1/2s, 2039	2,476,171	279,146
Ser. 15-138, Class AI, IO, 3 1/2s, 2039	631,110	70,478
Ser. 15-124, Class DI, IO, 3 1/2s, 2038	1,513,953	205,828
Ser. 13-53, Class PI, IO, 3s, 2041	4,240,610	349,511
Ser. 14-115, Class QI, IO, 3s, 2029	3,691,568	341,470
Ser. 13-H08, IO, 2.926s, 2063	5,370,109	423,165
Ser. 15-H09, Class AI, IO, 2.085s, 2065	4,154,976	453,308
Ser. 15-H26, Class DI, IO, 1.997s, 2065	3,179,320	383,108
Ser. 16-H07, Class HI, IO, 1.797s, 2066	4,273,952	421,074
Ser. 15-H26, Class EI, IO, 1.718s, 2065	3,661,222	391,385
Ser. 14-H21, Class AI, IO, 1.7s, 2064	3,575,194	375,038
Ser. 15-H25, Class AI, IO, 1.612s, 2065	3,937,879	372,130
Ser. 14-H12, Class BI, IO, 1.539s, 2064	4,603,157	415,205

		14,601,596

32	Global Income Trust

MORTGAGE-BACKED SECURITIES (22.0%)* cont.		Principal amount	Value

Commercial mortgage-backed securities (13.0%)
Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.494s, 2051		$5,472,246	$24,379

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-4, Class XC, IO, 0.095s, 2042		44,262	34

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 2023	CAD	1,846,912	1
Ser. 07-CD1A, IO, zero %, 2021	CAD	539,161	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.557s, 2039		$959,000	909,899
FRB Ser. 06-PW11, Class C, 5.557s, 2039		403,000	362,511
FRB Ser. 06-PW14, Class X1, IO, 0.838s, 2038		4,747,230	65,987

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
0.282s, 2044		3,712,381	5,974

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.299s, 2044		363,000	347,173
FRB Ser. 11-C2, Class E, 5.76s, 2047		846,000	874,278

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.26s, 2046		447,000	463,814
Ser. 14-GC21, Class AS, 4.026s, 2047		749,000	800,936

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.758s, 2049		33,344,530	124,042

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3,
Class XA, IO, 2.26s, 2045		2,803,791	242,322

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049		824,000	806,202
FRB Ser. 14-CR18, Class C, 4.896s, 2047		1,199,000	1,238,316
FRB Ser. 12-CR1, Class XA, IO, 2.252s, 2045		5,141,952	425,305
FRB Ser. 14-UBS6, Class XA, IO, 1.215s, 2047		10,468,805	633,854
FRB Ser. 13-CR13, Class XA, IO, 1.135s, 2023		9,275,838	428,451

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046		489,000	370,772
FRB Ser. 07-C9, Class AJFL, 1.126s, 2049		1,722,000	1,621,263

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2,
Class AX, IO, 0.214s, 2049		8,191,074	4,915

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		60,036	64,238
FRB Ser. 03-C3, Class AX, IO, 2.191s, 2038		76,590	10

Credit Suisse Mortgage Capital Certificates 144A FRB
Ser. 06-C4, Class AX, IO, 0.764s, 2039		5,558,741	5,738

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.673s, 2044		189,000	203,466
FRB Ser. 11-LC3A, Class D, 5.628s, 2044		307,000	311,759

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.552s, 2044		252,614	247,561

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.394s, 2049		25,901,833	63,377

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.756s, 2046		9,249,564	736,820

Global Income Trust	33

MORTGAGE-BACKED SECURITIES (22.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046	$983,000	$878,999
FRB Ser. 13-GC10, Class E, 4.557s, 2046	650,000	478,010

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.818s, 2045	771,000	750,399
FRB Ser. 11-GC3, Class D, 5.815s, 2044	236,000	242,222
FRB Ser. 14-GC26, Class D, 4.661s, 2047	328,000	250,303

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class XA, IO, 0.961s, 2045	40,937,091	1,248,581

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.564s, 2047	474,000	434,800

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	223,000	220,302
FRB Ser. 06-LDP7, Class B, 6.147s, 2045	914,000	452,521
FRB Ser. 07-LD12, Class A3, 6.135s, 2051	26,287	26,267
Ser. 06-LDP8, Class AJ, 5.48s, 2045	2,013,000	2,012,597
FRB Ser. 05-LDP2, Class B, 4.882s, 2042	406,000	405,493
FRB Ser. 13-C10, Class C, 4.294s, 2047	827,000	822,203
FRB Ser. 13-LC11, Class C, 3.958s, 2046	360,000	354,492
FRB Ser. 13-C16, Class XA, IO, 1.299s, 2046	12,166,879	645,971
FRB Ser. 06-LDP8, Class X, IO, 0.676s, 2045	1,019,330	1,108
FRB Ser. 06-CB17, Class X, IO, 0.636s, 2043	15,029,922	35,574
FRB Ser. 07-LDPX, Class X, IO, 0.472s, 2049	13,452,449	61,869

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051	401,000	366,879
FRB Ser. 12-C6, Class E, 5.365s, 2045	1,793,000	1,636,650
FRB Ser. 12-C8, Class D, 4.813s, 2045	1,932,000	1,789,032
FRB Ser. 07-CB20, Class X1, IO, 0.454s, 2051	5,902,018	22,520

LB Commercial Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	123,129

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW,
IO, 0.739s, 2040	793,223	3,354

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.854s, 2039	20,630,690	45,175
FRB Ser. 07-C2, Class XCL, IO, 0.739s, 2040	5,083,914	21,495
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	60,710	4

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.438s, 2048	373,000	321,977

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.026s, 2050	43,861	43,837

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5,
Class X, IO, 5.886s, 2049	88,979	6,148

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AM,
6.103s, 2046	412,000	411,967

Morgan Stanley Bank of America Merrill Lynch Trust FRB
Ser. 13-C11, Class C, 4.56s, 2046	353,000	375,177

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 15-C24, Class D, 3.257s, 2048	1,024,000	696,072
FRB Ser. 12-C6, Class XA, IO, 2.223s, 2045	9,123,927	639,587

34	Global Income Trust

MORTGAGE-BACKED SECURITIES (22.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.82s, 2042	$584,000	$560,056
Ser. 07-IQ14, Class A2, 5.61s, 2049	70,271	70,433
Ser. 07-HQ11, Class C, 5.558s, 2044	477,000	453,150
Ser. 07-HQ11, Class AJ, 5.508s, 2044	327,000	322,357

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.351s, 2049	353,000	352,294
FRB Ser. 05-HQ5, Class X1, IO, 0.02s, 2042	1,312,235	407

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	198,591	180,991

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	1,072,601	1,073,620

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4,
Class XA, IO, 1.953s, 2045	4,957,674	411,469

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 6.044s, 2043	66,457	66,457
FRB Ser. 07-C34, IO, 0.456s, 2046	1,752,704	11,918

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047	446,000	434,984
Ser. 13-C18, Class AS, 4.387s, 2046	765,000	846,350
Ser. 13-UBS1, Class AS, 4.306s, 2046	476,000	523,662
FRB Ser. 13-C14, Class XA, IO, 1.017s, 2046	12,937,079	554,613

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.821s, 2044	248,000	250,331
FRB Ser. 11-C2, Class D, 5.787s, 2044	188,000	188,357
Ser. 11-C4, Class E, 5.265s, 2044	861,000	850,238
FRB Ser. 13-C15, Class D, 4.629s, 2046	316,000	275,464
FRB Ser. 12-C10, Class XA, IO, 1.881s, 2045	6,176,600	485,666
FRB Ser. 13-C12, Class XA, IO, 1.544s, 2048	1,875,759	117,827

		35,238,756
Residential mortgage-backed securities (non-agency) (3.6%)
BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.506s, 2036	1,000,000	750,334
FRB Ser. 15-RR5, Class 2A3, 1.42s, 2046	190,000	121,259
FRB Ser. 15-RR6, Class 3A2, 1.29s, 2046	930,000	744,279

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3,
Class M6, 5.314s, 2034	12,196	6,765

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.337s, 2046	471,122	339,370
FRB Ser. 06-OA7, Class 1A2, 1.317s, 2046	977,786	743,118
FRB Ser. 06-OA10, Class 4A1, 0.629s, 2046	887,927	621,549

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.339s, 2028	608,000	632,138
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.139s, 2028	580,000	606,736
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
5.989s, 2028	735,000	764,628

Global Income Trust	35

MORTGAGE-BACKED SECURITIES (22.0%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
5.439s, 2025	$325,000	$333,937
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
5.439s, 2025	20,000	20,554
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.439s, 2025	30,000	30,026

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4,
Class CB1, 0.598s, 2047 F	170,000	119,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.399s, 2045	980,382	860,285
FRB Ser. 05-AR19, Class A1C3, 0.939s, 2045	763,298	641,170
FRB Ser. 05-AR13, Class A1C3, 0.929s, 2045	2,065,240	1,706,646
FRB Ser. 05-AR2, Class 2A1B, 0.809s, 2045	744,726	666,902

		9,708,696

Total mortgage-backed securities (cost $62,047,584)		$59,549,048

ASSET-BACKED SECURITIES (2.8%)*	Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A,
1.055s, 2016	$7,687,000	$7,687,000

Total asset-backed securities (cost $7,687,000)		$7,687,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.88)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.88	$21,684,800	$94,112

1.55/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.55	21,684,800	87,173

Barclays Bank PLC
(1.809)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.809	21,684,800	141,168

1.481/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.481	21,684,800	58,115

Citibank, N.A.
(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087	19,143,200	19

Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	2,333,000	45,932

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	2,333,000	17,948

Goldman Sachs International
(1.835)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.835	21,684,800	140,951

1.4825/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.4825	21,684,800	69,608

(1.82)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.82	11,075,900	7,532

(1.306)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.306	11,075,900	7,089

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625	19,143,200	19

JPMorgan Chase Bank N.A.
(1.15)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.15	11,075,900	13,070

0.8725/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.8725	11,075,900	11,408

Total purchased swap options outstanding (cost $1,119,955)			$694,144

36	Global Income Trust

MUNICIPAL BONDS AND NOTES (0.2%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$100,000	$149,110

North TX, Tollway Auth. Rev. Bonds (Build America Bonds),
6.718s, 1/1/49	95,000	139,352

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	115,000	135,238

Total municipal bonds and notes (cost $310,633)		$423,700

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.1%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Aug-16/$101.52	$5,000,000	$28,850

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Aug-16/101.39	5,000,000	26,600

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jul-16/102.03	6,000,000	35,880

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jul-16/101.98	5,000,000	28,850

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.30	6,000,000	8,820

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.22	6,000,000	7,980

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.16	8,000,000	9,840

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/101.11	6,000,000	6,960

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/100.91	8,000,000	7,120

Federal National Mortgage Association 30 yr 3.0s TBA
commitments (Put)	Jun-16/100.84	6,000,000	4,920

Total purchased options outstanding (cost $517,500)			$165,820

SHORT-TERM INVESTMENTS (8.1%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.44% L	Shares	12,728,519	$12,728,519

SSgA Prime Money Market Fund Class N 0.41% P	Shares	680,000	680,000

U.S. Treasury Bills 0.23%, May 19, 2016 # ∆ §		$2,541,000	2,540,815

U.S. Treasury Bills 0.23%, May 5, 2016 §		277,000	276,997

U.S. Treasury Bills 0.29%, May 12, 2016 # ∆ §		5,721,000	5,720,771

Total short-term investments (cost $21,946,728)			$21,947,102

TOTAL INVESTMENTS

Total investments (cost $335,836,141)			$333,555,822

Global Income Trust	37

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O.	Bonds General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $270,885,557.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

38	Global Income Trust

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $121,175,888 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY ⌂

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	61.1%	Canada	1.1%

Japan	8.1	Russia	0.9

Italy	3.6	Belgium	0.8

United Kingdom	3.5	South Africa	0.8

France	3.4	Argentina	0.6

Germany	2.9	Brazil	0.5

Greece	2.6	Poland	0.5

Spain	2.0	Ireland	0.5

Netherlands	1.7	Other	2.5

Mexico	1.5	Total	100.0%

Supra-Nation	1.4

⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $128,660,207) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$2,534,986	$2,537,464	$(2,478)

	British Pound	Buy	6/15/16	173,750	159,927	13,823

	Canadian Dollar	Buy	7/21/16	685,985	666,549	19,436

	Canadian Dollar	Sell	7/21/16	673,314	667,124	(6,190)

	Czech Koruna	Buy	6/15/16	686,684	676,462	10,222

	Euro	Buy	6/15/16	2,750,511	2,674,146	76,365

	Hong Kong Dollar	Sell	5/18/16	669,214	665,082	(4,132)

Global Income Trust	39

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $128,660,207) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A. cont.
	Japanese Yen	Sell	5/18/16	$724,519	$677,660	$(46,859)

	New Zealand Dollar	Buy	7/21/16	2,073,862	2,038,279	35,583

	Norwegian Krone	Buy	6/15/16	1,358,344	1,336,298	22,046

	Norwegian Krone	Sell	6/15/16	1,365,447	1,300,413	(65,034)

	South Korean Won	Buy	5/18/16	718,091	678,349	39,742

	South Korean Won	Sell	5/18/16	718,091	660,375	(57,716)

	Swedish Krona	Buy	6/15/16	335,137	321,933	13,204

Barclays Bank PLC
	Australian Dollar	Buy	7/21/16	654,664	672,024	(17,360)

	Australian Dollar	Sell	7/21/16	668,837	671,291	2,454

	Canadian Dollar	Sell	7/21/16	336,657	333,562	(3,095)

	Czech Koruna	Sell	6/15/16	417,571	398,971	(18,600)

	Euro	Buy	6/15/16	1,690,779	1,636,361	54,418

	Japanese Yen	Sell	5/18/16	1,697,978	1,632,213	(65,765)

	New Zealand Dollar	Sell	7/21/16	338,388	332,538	(5,850)

	Norwegian Krone	Sell	6/15/16	1,770,728	1,667,817	(102,911)

	Singapore Dollar	Buy	5/18/16	474,974	465,852	9,122

	Singapore Dollar	Sell	5/18/16	474,974	447,809	(27,165)

	Swedish Krona	Buy	6/15/16	1,378,076	1,310,967	67,109

	Swiss Franc	Buy	6/15/16	1,257,700	1,224,267	33,433

Citibank, N.A.
	Australian Dollar	Buy	7/21/16	544,695	545,598	(903)

	British Pound	Sell	6/15/16	622,228	605,991	(16,237)

	Canadian Dollar	Buy	7/21/16	546,271	540,148	6,123

	Danish Krone	Buy	6/15/16	269,450	261,738	7,712

	Euro	Buy	6/15/16	324,810	438,014	(113,204)

	Japanese Yen	Sell	5/18/16	570,778	545,577	(25,201)

	Mexican Peso	Sell	7/21/16	622,511	611,958	(10,553)

	New Zealand Dollar	Buy	7/21/16	1,796,392	1,762,951	33,441

	Singapore Dollar	Buy	5/18/16	1,386,641	1,337,489	49,152

	Singapore Dollar	Sell	5/18/16	1,386,641	1,364,486	(22,155)

	South Korean Won	Buy	5/18/16	719,454	679,843	39,611

	South Korean Won	Sell	5/18/16	719,454	686,193	(33,261)

	Thai Baht	Buy	5/18/16	723,429	713,496	9,933

Credit Suisse International
	Australian Dollar	Buy	7/21/16	703,472	713,800	(10,328)

	British Pound	Sell	6/15/16	689,156	673,303	(15,853)

	Euro	Buy	6/15/16	170,488	248,754	(78,266)

	Hong Kong Dollar	Sell	5/18/16	669,136	662,523	(6,613)

	Japanese Yen	Buy	5/18/16	703,071	659,937	43,134

	Japanese Yen	Sell	5/18/16	703,071	689,033	(14,038)

	New Taiwan Dollar	Buy	5/18/16	694,899	685,346	9,553

40	Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $128,660,207) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.
	New Taiwan Dollar	Sell	5/18/16	$694,899	$671,742	$(23,157)

	New Zealand Dollar	Buy	7/21/16	1,151,674	1,130,942	20,732

	Norwegian Krone	Sell	6/15/16	1,893,583	1,826,742	(66,841)

	Swedish Krona	Sell	6/15/16	12,559	11,777	(782)

Deutsche Bank AG
	Japanese Yen	Buy	5/18/16	733,329	697,936	35,393

	Japanese Yen	Sell	5/18/16	741,910	653,953	(87,957)

Goldman Sachs International
	Australian Dollar	Buy	7/21/16	2,656,778	2,661,799	(5,021)

	British Pound	Sell	6/15/16	684,918	679,287	(5,631)

	Canadian Dollar	Buy	7/21/16	706,788	650,378	56,410

	Euro	Buy	6/15/16	263,357	249,462	13,895

	Japanese Yen	Buy	5/18/16	1,445,422	1,366,004	79,418

	Japanese Yen	Sell	5/18/16	1,452,598	1,324,644	(127,954)

	New Zealand Dollar	Buy	7/21/16	113,562	94,213	19,349

	Norwegian Krone	Buy	6/15/16	650,979	640,065	10,914

	Singapore Dollar	Buy	5/18/16	1,635	1,628	7

	Singapore Dollar	Sell	5/18/16	1,635	1,541	(94)

	South Korean Won	Buy	5/18/16	708,977	676,124	32,853

	South Korean Won	Sell	5/18/16	708,977	668,501	(40,476)

	Swedish Krona	Buy	6/15/16	9,853	45,406	(35,553)

HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	185,441	178,501	(6,940)

	Euro	Buy	6/15/16	313,230	431,645	(118,415)

	Hong Kong Dollar	Sell	5/18/16	668,350	664,292	(4,058)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	862,401	871,511	(9,110)

	British Pound	Sell	6/15/16	453,445	445,271	(8,174)

	Canadian Dollar	Buy	7/21/16	1,017,143	981,616	35,527

	Euro	Buy	6/15/16	11,138,250	10,505,807	632,443

	Hong Kong Dollar	Sell	5/18/16	675,029	673,086	(1,943)

	Japanese Yen	Buy	5/18/16	22,317,451	20,876,156	1,441,295

	Malaysian Ringgit	Buy	5/18/16	912,170	856,289	55,881

	New Zealand Dollar	Buy	7/21/16	1,009,393	1,002,000	7,393

	Norwegian Krone	Buy	6/15/16	96,009	164,038	(68,029)

	Russian Ruble	Buy	6/15/16	270,598	245,085	25,513

	Singapore Dollar	Buy	5/18/16	508,051	515,004	(6,953)

	South African Rand	Sell	7/21/16	525,895	500,374	(25,521)

	South Korean Won	Buy	5/18/16	3,004,319	2,875,002	129,317

	Swedish Krona	Sell	6/15/16	2,370,629	2,354,018	(16,611)

Global Income Trust	41

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $128,660,207) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/21/16	$1,463,559	$1,471,196	$(7,637)

	British Pound	Buy	6/15/16	3,747,539	3,599,409	148,130

	Canadian Dollar	Sell	7/21/16	1,036,033	998,468	(37,565)

	Euro	Buy	6/15/16	2,500,798	2,467,574	33,224

	Japanese Yen	Buy	5/18/16	775,953	685,834	90,119

	Japanese Yen	Sell	5/18/16	775,953	737,465	(38,488)

	New Zealand Dollar	Sell	7/21/16	1,823,582	1,794,836	(28,746)

	Norwegian Krone	Sell	6/15/16	1,735,377	1,601,483	(133,894)

	Swedish Krona	Buy	6/15/16	1,687,397	1,653,025	34,372

State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	1,191,325	1,209,615	(18,290)

	Brazilian Real	Sell	7/1/16	186,966	176,368	(10,598)

	British Pound	Buy	6/15/16	132,541	127,594	4,947

	Canadian Dollar	Buy	7/21/16	436,363	446,233	(9,870)

	Euro	Sell	6/15/16	194,450	135,912	(58,538)

	Israeli Shekel	Buy	7/21/16	231,201	228,918	2,283

	Japanese Yen	Sell	5/18/16	87,772	100,995	13,223

	New Taiwan Dollar	Buy	5/18/16	713,895	704,779	9,116

	New Taiwan Dollar	Sell	5/18/16	713,895	690,066	(23,829)

	Polish Zloty	Sell	6/15/16	1,070,372	1,016,709	(53,663)

	South Korean Won	Buy	5/18/16	1,414,393	1,332,906	81,487

	South Korean Won	Sell	5/18/16	1,414,393	1,361,752	(52,641)

	Turkish Lira	Buy	6/15/16	454,658	432,433	22,225

UBS AG
	Australian Dollar	Sell	7/21/16	654,361	655,670	1,309

	British Pound	Sell	6/15/16	699,385	661,411	(37,974)

	Canadian Dollar	Sell	7/21/16	336,737	330,380	(6,357)

	Euro	Buy	6/15/16	1,328,592	1,316,265	12,327

	Japanese Yen	Buy	5/18/16	706,007	692,008	13,999

	Japanese Yen	Sell	5/18/16	706,007	675,310	(30,697)

	New Taiwan Dollar	Buy	5/18/16	674,052	665,075	8,977

	New Taiwan Dollar	Sell	5/18/16	674,052	654,898	(19,154)

	New Zealand Dollar	Buy	7/21/16	779,489	765,272	14,217

WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	648,447	620,952	27,495

	Euro	Buy	6/15/16	57,326	54,444	2,882

	Japanese Yen	Sell	5/18/16	131,041	112,510	(18,531)

	New Zealand Dollar	Buy	7/21/16	11,057	10,692	365

Total						$1,697,194

42	Global Income Trust

FUTURES CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Long)	12	$1,192,021	Jun-16	$11,658

Canadian Government Bond
10 yr (Long)	7	776,377	Jun-16	(17,766)

Euro-Bobl 5 yr (Short)	39	5,843,364	Jun-16	15,974

Euro-Bund 10 yr (Long)	17	3,151,133	Jun-16	(5,106)

Euro-Bund 10 yr (Short)	35	6,487,627	Jun-16	10,328

Euro-Buxl 30 yr (Short)	10	1,871,928	Jun-16	(484)

Euro-Schatz 2 yr (Short)	42	5,375,015	Jun-16	8,065

Japanese Government Bond
10 yr (Long)	11	15,661,560	Jun-16	19,596

Japanese Government Bond
10 yr (Short)	10	14,237,782	Jun-16	(17,899)

Japanese Government Bond
10 yr Mini (Long)	19	2,708,036	Jun-16	4,571

U.K. Gilt 10 yr (Long)	31	5,417,363	Jun-16	(77,535)

U.S. Treasury Bond 30 yr (Long)	93	15,188,063	Jun-16	(314,060)

U.S. Treasury Bond Ultra
30 yr (Long)	53	9,081,219	Jun-16	(224,559)

U.S. Treasury Note 2 yr (Short)	3	655,875	Jun-16	510

U.S. Treasury Note 5 yr (Short)	46	5,562,047	Jun-16	6,018

U.S. Treasury Note 10 yr (Long)	114	14,827,125	Jun-16	(139,125)

U.S. Treasury Note 10 yr (Short)	119	15,477,438	Jun-16	145,521

U.S. Treasury Note Ultra
10 yr (Short)	10	1,405,625	Jun-16	11,308

Total				$(562,985)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/16 (premiums $1,782,468) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.715)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.715	$10,842,400	$103,328

1.715/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.715	10,842,400	113,737

Barclays Bank PLC
(1.645)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.645	10,842,400	73,078

1.645/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.645	10,842,400	155,155

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	19,143,200	19

2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	19,143,200	19

Credit Suisse International
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	2,333,000	102,815

Global Income Trust	43

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/16 (premiums $1,782,468) (Unaudited) cont.

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	$38,286,400	$38

(1.215)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.215	11,075,900	6,535

(0.901)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.901	11,075,900	6,867

(1.65875)/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.65875	10,842,400	85,547

1.65875/3 month USD-LIBOR-BBA/Jun-26	Jun-16/1.65875	10,842,400	157,106

JPMorgan Chase Bank N.A.
1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	11,075,900	4,541

1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	11,075,900	7,975

(1.0025)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.0025	11,075,900	10,744

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	3,723,000	385,751

Total			$1,213,255

WRITTEN OPTIONS OUTSTANDING at 4/30/16 (premiums $517,500) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/$100.80	$5,000,000	$17,750

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	5,000,000	16,200

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	5,000,000	10,550

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	5,000,000	9,600

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/101.39	6,000,000	21,540

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	5,000,000	17,500

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	6,000,000	12,240

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	5,000,000	10,200

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.63	6,000,000	3,660

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.56	6,000,000	3,360

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.45	8,000,000	3,840

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.44	6,000,000	2,820

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.20	8,000,000	2,720

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/100.19	6,000,000	1,980

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.95	6,000,000	1,440

44	Global Income Trust

WRITTEN OPTIONS OUTSTANDING at 4/30/16 (premiums $517,500) (Unaudited) cont.

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/$99.91	$6,000,000	$1,380

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.77	6,000,000	1,080

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.75	8,000,000	1,440

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.53	6,000,000	780

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jun-16/99.50	8,000,000	1,040

Total			$141,120

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.
2.117/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	$2,431,975	$(59,591)	$42,438

2.035/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	2,431,975	(61,794)	28,770

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	4,764,600	(31,504)	(2,621)

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	9,529,300	(66,943)	(8,862)

(3.035)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	2,431,975	(64,710)	(59,559)

(3.117)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	2,431,975	(68,095)	(63,961)

2.655/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	10,652,100	70,570	69,770

2.56/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	10,652,100	68,096	67,002

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	9,529,300	29,179	(8,195)

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	19,058,600	60,987	(14,103)

(1.56)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	10,652,100	61,327	(49,745)

(1.655)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	10,652,100	60,717	(66,256)

Total			$(1,761)	$(65,322)

Global Income Trust	45

TBA SALE COMMITMENTS OUTSTANDING at 4/30/16 (proceeds receivable $12,508,555) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s,
May 1, 2046	$10,000,000	5/12/16	$10,482,031

Government National Mortgage Association, 3s,
May 1, 2046	2,000,000	5/23/16	2,070,938

Total			$12,552,969

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	8,034,000,000	$—	11/18/18	3 month KRW-CD-	3.105%	$317,193
				KSDA-BLOOMBERG

JPMorgan Chase Bank N.A.
MXN	18,821,000	—	1/1/26	1 month MXN-TIIE-	6.16%	9,891
				BANXICO

MXN	11,367,000	—	1/2/26	1 month MXN-TIIE-	6.14%	4,878
				BANXICO

Total		$—				$331,962

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$34,000,000	$1,025,781	3/18/22	2.50%	3 month USD-	$(1,294,453)
				LIBOR-BBA

23,257,800	(29,392)	4/7/18	3 month USD-	1.149%	88,066
			LIBOR-BBA

10,635,500	138,122	3/30/26	1.91%	3 month USD-	(89,861)
				LIBOR-BBA

3,481,000 E	(25,859)	6/15/26	1.60%	3 month USD-	14,353
				LIBOR-BBA

56,746,989 E	180,808	6/15/18	3 month USD-	0.85%	72,249
			LIBOR-BBA

3,510,000 E	(3,236)	6/15/21	3 month USD-	1.15%	(25,511)
			LIBOR-BBA

3,997,700	(53)	3/16/26	3 month USD-	1.79701%	45,409
			LIBOR-BBA

15,841,000 E	35,609	6/15/18	1.20%	3 month USD-	(44,103)
				LIBOR-BBA

14,214,758 E	102,453	6/15/26	1.85%	3 month USD-	(68,466)
				LIBOR-BBA

48,438,800 E	341,191	6/15/26	1.90%	3 month USD-	(469,627)
				LIBOR-BBA

3,099,000 E	2,370	6/15/21	3 month USD-	1.45%	28,148
			LIBOR-BBA

8,380,100 E	(2,671)	6/15/21	3 month USD-	1.45%	67,035
			LIBOR-BBA

46	Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$2,924,800	$(39)	3/17/26	1.787%	3 month USD-	$(30,368)
					LIBOR-BBA

	3,997,700	(53)	3/16/26	3 month USD-	1.79882%	46,094
				LIBOR-BBA

	3,997,700	(53)	3/16/26	3 month USD-	1.8005%	46,730
				LIBOR-BBA

	3,997,700	(53)	3/16/26	3 month USD-	1.80312%	47,723
				LIBOR-BBA

	3,997,700	(53)	3/16/26	3 month USD-	1.80242%	47,455
				LIBOR-BBA

	15,770,464 E	(19,280)	6/15/21	3 month USD-	1.40%	73,356
				LIBOR-BBA

	2,000,900 E	9,641	6/15/46	3 month USD-	2.20%	6,041
				LIBOR-BBA

	12,857,100 E	86,125	6/15/46	2.25%	3 month USD-	(41,417)
					LIBOR-BBA

	191,400	(7)	4/5/46	2.2375%	3 month USD-	(1,988)
					LIBOR-BBA

	1,595,300	35,649	4/5/46	2.27%	3 month USD-	6,938
					LIBOR-BBA

	1,595,300	(20,910)	4/5/46	3 month USD-	2.19%	(22,221)
				LIBOR-BBA

	3,700,000	(49)	3/18/26	1.78722%	3 month USD-	(38,347)
					LIBOR-BBA

	3,700,000	(49)	3/18/26	1.79757%	3 month USD-	(41,974)
					LIBOR-BBA

	4,377,000	(58)	3/21/26	1.7325%	3 month USD-	(22,118)
					LIBOR-BBA

	4,377,000	(58)	3/21/26	1.73%	3 month USD-	(21,082)
					LIBOR-BBA

	1,931,000 E	(28,353)	6/15/26	1.605%	3 month USD-	(6,957)
					LIBOR-BBA

	6,937,000 E	10,321	6/15/21	1.4003%	3 month USD-	(30,531)
					LIBOR-BBA

	638,100	(8)	3/30/26	1.73%	3 month USD-	(2,821)
					LIBOR-BBA

	1,480,600	(14)	4/14/21	1.152%	3 month USD-	6,331
					LIBOR-BBA

	826,000 E	14,314	6/15/26	3 month USD-	1.6005%	4,812
				LIBOR-BBA

	10,582,300	(76)	4/21/26	3 month USD-	1.595%	(99,712)
				LIBOR-BBA

AUD	795,000	(6)	10/10/23	6 month AUD-BBR-	4.49%	83,628
				BBSW

AUD	29,825,000 E	(23,803)	6/15/18	3 month AUD-BBR-	1.93%	(51,651)
				BBSW

Global Income Trust	47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

AUD	16,000 E	$(61)	6/15/26	3 month AUD-BBR-	2.55%	$(167)
				BBSW

AUD	10,428,000 E	25,108	6/15/21	2.25%	3 month AUD-	60,479
					BBR-BBSW

AUD	5,526,000 E	(4,391)	6/15/21	3 month AUD-BBR-	2.50%	26,757
				BBSW

AUD	3,303,000 E	(375)	6/15/18	2.20%	3 month AUD-	(10,569)
					BBR-BBSW

AUD	1,212,000 E	1,607	6/15/26	2.80%	3 month AUD-	(11,029)
					BBR-BBSW

AUD	12,820,000 E	10,053	6/15/18	2.2001%	3 month AUD-	(29,522)
					BBR-BBSW

AUD	2,344,000 E	13,264	6/15/26	2.8005%	3 month AUD-	(11,255)
					BBR-BBSW

CAD	18,978,000	(28,467)	6/17/17	3 month CAD-BA-	0.92%	(40,596)
				CDOR

CAD	1,770,000	(11)	4/15/20	3 month CAD-BA-	1.21%	5,510
				CDOR

CAD	1,580,000	(17)	4/15/25	3 month CAD-BA-	1.80%	23,885
				CDOR

CAD	1,340,000	(37)	4/15/45	3 month CAD-BA-	2.36%	35,857
				CDOR

CAD	9,489,000	(27)	8/27/17	3 month CAD-BA-	0.6825%	(35,248)
				CDOR

CAD	8,404,000	(24)	10/23/17	3 month CAD-BA-	0.81%	(21,131)
				CDOR

CAD	8,701,000	(25)	10/23/17	3 month CAD-BA-	0.805%	(22,390)
				CDOR

CAD	8,274,000	66,787	11/2/25	1.965%	3 month CAD-	(158,606)
					BA-CDOR

CAD	8,623,000	(23)	2/2/18	0.68%	3 month CAD-	44,385
					BA-CDOR

CAD	2,301,000	(22)	2/2/26	3 month CAD-BA-	1.5125%	(22,836)
				CDOR

CAD	1,841,000	(17)	2/2/26	3 month CAD-BA-	1.505%	(19,320)
				CDOR

CAD	10,775,000	(29)	2/2/18	0.675%	3 month CAD-	56,316
					BA-CDOR

CAD	47,798,000 E	7,358	6/15/18	3 month CAD-BA-	0.75%	(217,327)
				CDOR

CAD	8,394,000 E	3,961	6/15/21	0.90%	3 month CAD-	101,602
					BA-CDOR

CAD	3,963,000 E	(53,780)	6/15/26	1.40%	3 month CAD-	38,979
					BA-CDOR

CAD	6,231,377 E	(752)	6/15/18	0.90%	3 month CAD-	13,755
					BA-CDOR

48	Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	6,841,000	$(19)	3/11/18	0.89%	3 month CAD-	$13,856
					BA-CDOR

CAD	5,749,000 E	28,772	6/15/21	3 month CAD-BA-	0.9003%	(38,038)
				CDOR

CAD	2,752,000 E	(668)	6/15/18	0.8501%	3 month CAD-	7,912
					BA-CDOR

CHF	2,667,000 E	(8,128)	6/15/26	6 month CHF-	0.15%	15,039
				LIBOR-BBA

CHF	8,370,000 E	(7,146)	6/15/18	0.90%	6 month CHF-	(44,158)
					LIBOR-BBA

CHF	8,937,000 E	(28,369)	6/15/21	6 month CHF-	0.65%	31,730
				LIBOR-BBA

CHF	1,661,000 E	(6)	6/15/18	6 month CHF-	0.7425%	1,820
				LIBOR-BBA

CHF	8,881,000 E	14,557	6/15/18	6 month CHF-	0.6503%	7,058
				LIBOR-BBA

CHF	1,650,000 E	(4)	6/15/18	6 month CHF-	0.748%	2,003
				LIBOR-BBA

CHF	646,000 E	(1,577)	6/15/26	6 month CHF-	0.1505%	4,069
				LIBOR-BBA

EUR	125,000 E	1,837	6/15/46	6 month EUR-	1.10%	(3,612)
				EURIBOR-Telerate

EUR	13,206,000 E	(40,069)	6/15/21	0.00%	6 month EUR-	31,592
					EURIBOR-
					REUTERS

EUR	6,135,000 E	89,662	6/15/26	6 month EUR-	0.50%	(39,083)
				EURIBOR-REUTERS

EUR	5,043,000 E	(12,861)	6/15/21	6 month EUR-	0.10%	(11,088)
				EURIBOR-REUTERS

EUR	2,676,000 E	(9,484)	6/15/26	0.60%	6 month EUR-	16,163
					EURIBOR-
					REUTERS

EUR	13,494,000 E	3,874	6/15/18	0.20%	6 month EUR-	(17,526)
					EURIBOR-
					REUTERS

EUR	5,923,000 E	(6,825)	6/15/21	6 month EUR-	0.075%	(13,301)
				EURIBOR-REUTERS

EUR	5,441,000 E	49,150	6/15/26	6 month EUR-	0.55%	(34,010)
				EURIBOR-REUTERS

EUR	4,189,000 E	(58,906)	6/15/26	0.5005%	6 month EUR-	28,762
					EURIBOR-
					REUTERS

GBP	16,501,000 E	(32,791)	6/15/18	0.75%	6 month GBP-	35,129
					LIBOR-BBA

GBP	5,322,000 E	(40,507)	6/15/21	0.975%	6 month GBP-	28,763
					LIBOR-BBA

GBP	650,000 E	18,574	6/15/26	6 month GBP-	1.40%	2,639
				LIBOR-BBA

Global Income Trust	49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	2,019,000 E	$22,201	6/15/21	6 month GBP-	0.925%	$(11,320)
				LIBOR-BBA

GBP	1,426,000 E	(31,883)	6/15/26	1.35%	6 month GBP-	12,986
					LIBOR-BBA

GBP	9,000 E	(31)	6/15/18	0.70%	6 month GBP-	20
					LIBOR-BBA

GBP	7,118,000 E	(3,535)	6/15/18	6 month GBP-	0.90%	(1,840)
				LIBOR-BBA

GBP	4,256,000 E	7,596	6/15/18	6 month GBP-	0.7501%	(9,909)
				LIBOR-BBA

GBP	16,000 E	132	6/15/26	6 month GBP-	1.4005%	(260)
				LIBOR-BBA

JPY	411,000,000	(103)	9/15/41	6 month JPY-	1.768%	1,155,186
				LIBOR-BBA

JPY	149,300,000	—	2/19/20	6 month JPY-	1.3975%	84,044
				LIBOR-BBA

JPY	63,733,000	(9)	11/13/45	6 month JPY-	1.32125%	125,468
				LIBOR-BBA

JPY	81,627,000	(20)	11/26/35	6 month JPY-	1.09%	94,957
				LIBOR-BBA

JPY	63,733,000	(10)	1/5/46	1.22015%	6 month JPY-	(107,434)
					LIBOR-BBA

JPY	81,627,000	(22)	1/5/36	1.00875%	6 month JPY-	(82,001)
					LIBOR-BBA

JPY	441,691,000 E	(37)	6/15/21	0.065%	6 month JPY-	(2,183)
					LIBOR-BBA

JPY	78,262,000 E	(24)	6/15/46	0.6725%	6 month JPY-	(14,002)
					LIBOR-BBA

JPY	328,100,000	(59)	11/19/43	1.75625%	6 month JPY-	(981,327)
					LIBOR-BBA

JPY	97,000,000	(34)	9/2/43	1.87875%	6 month JPY-	(314,695)
					LIBOR-BBA

NOK	109,633,000 E	(4,712)	6/15/18	6 month NOK-	0.80%	(52,395)
				NIBOR-NIBR

NOK	21,961,000 E	16,164	6/15/26	6 month NOK-	1.55%	(25,757)
				NIBOR-NIBR

NOK	10,755,000 E	(2,958)	6/15/21	1.05%	6 month NOK-	8,886
					NIBOR-NIBR

NOK	5,282,000	(8)	3/10/26	1.56%	6 month NOK-	7,433
					NIBOR-NIBR

NOK	6,237,000	(10)	3/17/26	1.60%	6 month NOK-	5,945
					NIBOR-NIBR

NOK	28,193,000 E	(20,061)	6/15/18	0.70%	6 month NOK-	(904)
					NIBOR-NIBR

NOK	5,254,000 E	5,155	6/15/26	1.5505%	6 month NOK-	15,155
					NIBOR-NIBR

NZD	3,582,000 E	4,746	6/15/26	3.10%	3 month NZD-	(14,901)
					BBR-FRA

50	Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

NZD	4,999,000 E	$1,119	6/15/18	3 month NZD-	2.40%	$9,761
				BBR-FRA

NZD	15,479,000 E	(12,487)	6/15/21	2.70%	3 month NZD-	(90,036)
					BBR-FRA

NZD	620,000 E	(2,632)	6/15/21	3 month NZD-	2.7003%	480
				BBR-FRA

NZD	4,956,000 E	7,641	6/15/18	2.4001%	3 month NZD-	(934)
					BBR-FRA

SEK	31,768,000 E	2,251	6/15/21	0.35%	3 month SEK-	17,113
					STIBOR-SIDE

SEK	19,482,000 E	4,242	6/15/26	3 month SEK-	1.20%	(14,327)
				STIBOR-SIDE

SEK	11,941,000 E	(780)	6/15/21	3 month SEK-	0.3503%	(6,344)
				STIBOR-SIDE

SEK	5,793,000 E	(719)	6/15/26	1.2005%	3 month SEK-	4,768
					STIBOR-SIDE

Total		$1,818,510				$(2,073,959)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$452,424	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$3,057
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Barclays Bank PLC
151,304	—	1/12/42	4.00% (1 month	Synthetic TRS Index	975
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,643,979	—	1/12/41	4.00% (1 month	Synthetic TRS Index	11,106
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,141	—	1/12/38	6.50% (1 month	Synthetic TRS Index	15
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

354,679	—	1/12/40	4.50% (1 month	Synthetic MBX Index	808
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

707,488	—	1/12/40	4.50% (1 month	Synthetic MBX Index	1,612
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Global Income Trust	51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$57,298	$—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	$(113)
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	560,059	—	1/12/41	5.00% (1 month	Synthetic TRS Index	2,590
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	236,685	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,095
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	299,525	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,383
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	543,199	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(2,766)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	231,010	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(1,247)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	1,578,233	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(474)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	564,455	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,257
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	7,751,975	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,719
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,397,381	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,417)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	1,446,000	—	9/15/17	(0.4975%)	Eurostat Eurozone	(10,620)
					HICP excluding
					tobacco

EUR	723,000	—	9/15/17	(0.46%)	Eurostat Eurozone	(4,682)
					HICP excluding
					tobacco

EUR	1,029,000	—	9/15/17	(0.435%)	Eurostat Eurozone	(6,069)
					HICP excluding
					tobacco

Citibank, N.A.
	$147,195	—	1/12/41	5.00% (1 month	Synthetic MBX Index	52
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

52	Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
$633,566	$—	1/12/41	4.50% (1 month	Synthetic MBX Index	$1,542
			USD-LIBOR)	4.50% 30 year Ginnie
				Mae II pools

396,294	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(2,018)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

1,039,996	—	1/12/41	4.00% (1 month	Synthetic TRS Index	7,026
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

338,775	—	1/12/44	3.50% (1 month	Synthetic TRS Index	1,988
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

93,534	—	1/12/43	3.50% (1 month	Synthetic TRS Index	505
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

893,309	—	1/12/45	4.00% (1 month	Synthetic TRS Index	6,037
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

784,514	—	1/12/45	4.00% (1 month	Synthetic TRS Index	5,302
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

773,319	—	1/12/45	3.50% (1 month	Synthetic TRS Index	4,783
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,603,757	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	(10,835)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Goldman Sachs International
120,641	—	1/12/39	6.00% (1 month	Synthetic TRS Index	621
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

21,328	—	1/12/38	6.50% (1 month	Synthetic TRS Index	98
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

375,622	—	1/12/42	4.00% (1 month	Synthetic TRS Index	2,420
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

375,622	—	1/12/42	4.00% (1 month	Synthetic TRS Index	2,420
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,229,847	—	1/12/41	4.00% (1 month	Synthetic TRS Index	8,309
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

449,405	—	1/12/40	4.00% (1 month	Synthetic TRS Index	2,686
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Global Income Trust	53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$30,641	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(97)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	36,759	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(116)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	694,282	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,194)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	1,060,748	—	1/12/42	4.00% (1 month	Synthetic TRS Index	6,834
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	558,566	—	1/12/42	4.00% (1 month	Synthetic TRS Index	3,599
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	700,196	—	1/12/41	4.00% (1 month	Synthetic TRS Index	4,731
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	653,522	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(3,328)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	406,779	—	1/12/43	3.50% (1 month	Synthetic TRS Index	2,196
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	848,065	—	1/12/44	3.50% (1 month	Synthetic TRS Index	4,976
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	778,593	—	1/12/45	4.00% (1 month	Synthetic TRS Index	5,262
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

EUR	5,206,000	—	8/10/17	(0.63%)	Eurostat Eurozone	(55,487)
					HICP excluding
					tobacco

EUR	1,719,000	—	8/11/17	(0.63%)	Eurostat Eurozone	(18,322)
					HICP excluding
					tobacco

EUR	1,446,000	—	8/31/17	(0.27%)	Eurostat Eurozone	(3,378)
					HICP excluding
					tobacco

EUR	1,446,000	—	9/1/17	(0.37%)	Eurostat Eurozone	(6,717)
					HICP excluding
					tobacco

EUR	1,446,000	—	9/10/20	(0.7975%)	Eurostat Eurozone	(17,514)
					HICP excluding
					tobacco

EUR	886,000	—	1/26/21	(0.75%)	Eurostat Eurozone	(3,673)
					HICP excluding
					tobacco

54	Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
	$699,874	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$4,728
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	653,522	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(3,328)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

EUR	723,000	—	9/4/20	(0.8675%)	Eurostat Eurozone	(11,787)
					HICP excluding
					tobacco

EUR	723,000	—	9/7/20	(0.85%)	Eurostat Eurozone	(11,028)
					HICP excluding
					tobacco

EUR	947,000	—	1/27/21	(0.755%)	Eurostat Eurozone	(4,208)
					HICP excluding
					tobacco

EUR	780,000	—	1/26/21	(0.75%)	Eurostat Eurozone	(3,233)
					HICP excluding
					tobacco

Total		$—				$(84,919)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$2,666	$39,000	5/11/63	300 bp	$423
Index

CMBX NA BBB–	BBB–/P	5,303	88,000	5/11/63	300 bp	243
Index

CMBX NA BBB–	BBB–/P	10,865	176,000	5/11/63	300 bp	745
Index

CMBX NA BBB–	BBB–/P	10,317	181,000	5/11/63	300 bp	(91)
Index

Credit Suisse International
CMBX NA BB Index	—	(25,805)	1,462,000	5/11/63	(500 bp)	107,333

CMBX NA BBB–	BBB–/P	9,091	628,000	5/11/63	300 bp	(27,019)
Index

CMBX NA BBB–	BBB–/P	9,038	825,000	5/11/63	300 bp	(38,400)
Index

CMBX NA BBB–	BBB–/P	11,256	857,000	5/11/63	300 bp	(38,022)
Index

CMBX NA BBB–	BBB–/P	3,986	112,000	1/17/47	300 bp	(5,175)
Index

CMBX NA BBB–	BBB–/P	78,813	1,055,000	1/17/47	300 bp	(7,485)
Index

Global Income Trust	55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
CMBX NA BBB–	BBB–/P	$59	$15,000	1/17/47	300 bp	$(1,168)
Index

CMBX NA BBB–	BBB–/P	61	17,000	1/17/47	300 bp	(1,330)
Index

CMBX NA BBB–	BBB–/P	61	17,000	1/17/47	300 bp	(1,330)
Index

CMBX NA BBB–	BBB–/P	141	33,000	1/17/47	300 bp	(2,558)
Index

CMBX NA BBB–	BBB–/P	118	33,000	1/17/47	300 bp	(2,582)
Index

CMBX NA BBB–	BBB–/P	118	33,000	1/17/47	300 bp	(2,582)
Index

CMBX NA BB Index	—	(1,061)	124,000	5/11/63	(500 bp)	10,232

CMBX NA BB Index	—	(1,315)	124,000	5/11/63	(500 bp)	9,977

CMBX NA BB Index	—	70	58,000	5/11/63	(500 bp)	5,352

CMBX NA BB Index	—	(519)	54,000	5/11/63	(500 bp)	4,399

CMBX NA BB Index	—	543	53,000	5/11/63	(500 bp)	5,370

CMBX NA BB Index	—	1,198	53,000	5/11/63	(500 bp)	6,025

CMBX NA BB Index	—	(80)	40,000	1/17/47	(500 bp)	5,615

CMBX NA BBB–	—	(154)	17,000	5/11/63	(300 bp)	823
Index

CMBX NA BBB–	BBB–/P	(33)	3,000	5/11/63	300 bp	(205)
Index

CMBX NA BBB–	BBB–/P	(140)	14,000	5/11/63	300 bp	(945)
Index

CMBX NA BBB–	BBB–/P	(64)	16,000	5/11/63	300 bp	(984)
Index

CMBX NA BBB–	BBB–/P	(400)	24,000	5/11/63	300 bp	(1,780)
Index

CMBX NA BBB–	BBB–/P	(331)	33,000	5/11/63	300 bp	(2,228)
Index

CMBX NA BBB–	BBB–/P	401	19,000	1/17/47	300 bp	(1,154)
Index

CMBX NA BBB–	BBB–/P	2,725	91,000	1/17/47	300 bp	(4,719)
Index

CMBX NA BBB–	BBB–/P	4,013	93,000	1/17/47	300 bp	(3,594)
Index

CMBX NA BBB–	BBB–/P	3,744	93,000	1/17/47	300 bp	(3,864)
Index

CMBX NA BBB–	BBB–/P	3,744	93,000	1/17/47	300 bp	(3,864)
Index

CMBX NA BBB–	BBB–/P	3,907	94,000	1/17/47	300 bp	(3,782)
Index

CMBX NA BBB–	BBB–/P	4,091	135,000	1/17/47	300 bp	(6,952)
Index

56	Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/16 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB–	BBB–/P	$15,077	$156,000	1/17/47	300 bp	$2,316
Index

CMBX NA BBB–	BBB–/P	26,216	189,000	1/17/47	300 bp	10,756
Index

CMBX NA BBB–	BBB–/P	35,851	270,000	1/17/47	300 bp	13,766
Index

CMBX NA BBB–	BBB–/P	77,202	388,000	1/17/47	300 bp	45,465
Index

JPMorgan Securities LLC
CMBX NA BBB–	—	(3,760)	59,000	5/11/63	(300 bp)	(368)
Index

CMBX NA BBB–	BBB–/P	4,980	90,000	1/17/47	300 bp	(2,382)
Index

CMBX NA BBB–	BBB–/P	5,380	102,000	1/17/47	300 bp	(2,964)
Index

CMBX NA BBB–	BBB–/P	2,719	104,000	1/17/47	300 bp	(5,788)
Index

CMBX NA BBB–	BBB–/P	15,352	156,000	1/17/47	300 bp	2,591
Index

CMBX NA BBB–	BBB–/P	35,697	270,000	1/17/47	300 bp	13,612
Index

Total		$351,141				$71,728

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2016. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Global Income Trust	57

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$—	$7,687,000

Corporate bonds and notes	—	79,707,803	525,200

Foreign government and agency bonds and notes	—	98,391,630	—

Mortgage-backed securities	—	56,618,800	2,930,248

Municipal bonds and notes	—	423,700	—

Purchased options outstanding	—	165,820	—

Purchased swap options outstanding	—	694,144	—

U.S. government and agency mortgage obligations	—	64,464,375	—

Short-term investments	13,408,519	8,538,583	—

Totals by level	$13,408,519	$309,004,855	$11,142,448

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,697,194	$—

Futures contracts	(562,985)	—	—

Written options outstanding	—	(141,120)	—

Written swap options outstanding	—	(1,213,255)	—

Forward premium swap option contracts	—	(65,322)	—

TBA sale commitments	—	(12,552,969)	—

Interest rate swap contracts	—	(3,560,507)	—

Total return swap contracts	—	(84,919)	—

Credit default contracts	—	(279,413)	—

Totals by level	$(562,985)	$(16,200,311)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
				unrealized			Total	Total
	Balance	Accrued	Realized	appreciation/			transfers	transfers	Balance
Investments	as of	discounts/	gain/	(deprecia-	Cost of	Proceeds	into	out of	as of
in securities:	10/31/15	premiums	(loss)	tion) #	purchases	from sales	Level 3†	Level 3†	4/30/16

Asset-backed
securities	$10,635,000	$—	$—	$—	$—	$(2,948,000)	$—	$—	$7,687,000

Corporate
bonds and
notes	$543,400	(18,047)	—	(153)	—	—	—	—	$525,200

Mortgage-
backed
securities	$2,313,819	(146,133)	—	83,034	1,150,478	—	372,130	(843,080)	$2,930,248

Totals	$13,492,219	$(164,180)	$—	$82,881	$1,150,478	$(2,948,000)	$372,130	$(843,080)	$11,142,448

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes $82,881 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations. Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

58	Global Income Trust

Statement of assets and liabilities 4/30/16 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $323,107,622)	$320,827,303
Affiliated issuers (identified cost $12,728,519) (Note 5)	12,728,519

Cash	5,304

Foreign currency (cost $1,177) (Note 1)	1,209

Interest and other receivables	2,930,687

Receivable for shares of the fund sold	453,883

Receivable for investments sold	848,019

Receivable for sales of delayed delivery securities (Note 1)	6,232,437

Receivable for variation margin (Note 1)	494,101

Unrealized appreciation on forward premium swap option contracts (Note 1)	207,980

Unrealized appreciation on forward currency contracts (Note 1)	3,712,653

Unrealized appreciation on OTC swap contracts (Note 1)	679,737

Premium paid on OTC swap contracts (Note 1)	33,662

Prepaid assets	48,560

Total assets	349,204,054

LIABILITIES

Payable for investments purchased	1,239,928

Payable for purchases of delayed delivery securities (Note 1)	58,143,911

Payable for shares of the fund repurchased	311,416

Payable for compensation of Manager (Note 2)	110,975

Payable for custodian fees (Note 2)	53,860

Payable for investor servicing fees (Note 2)	72,441

Payable for Trustee compensation and expenses (Note 2)	124,119

Payable for administrative services (Note 2)	1,003

Payable for distribution fees (Note 2)	61,779

Payable for variation margin (Note 1)	443,201

Unrealized depreciation on OTC swap contracts (Note 1)	360,966

Premium received on OTC swap contracts (Note 1)	384,803

Unrealized depreciation on forward currency contracts (Note 1)	2,015,459

Unrealized depreciation on forward premium swap option contracts (Note 1)	273,302

Written options outstanding, at value (premiums $2,299,968) (Notes 1 and 3)	1,354,375

TBA sale commitments, at value (proceeds receivable $12,508,555) (Note 1)	12,552,969

Collateral on certain derivative contracts, at value (Note 1)	680,000

Other accrued expenses	133,990

Total liabilities	78,318,497

Net assets	$270,885,557

(Continued on next page)

Global Income Trust	59

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$284,864,995

Undistributed net investment income (Note 1)	5,588,154

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(17,524,980)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(2,042,612)

Total — Representing net assets applicable to capital shares outstanding	$270,885,557

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($157,288,184 divided by 13,011,287 shares)	$12.09

Offering price per class A share (100/96.00 of $12.09)*	$12.59

Net asset value and offering price per class B share ($5,508,251 divided by 457,878 shares)**	$12.03

Net asset value and offering price per class C share ($22,406,559 divided by 1,862,137 shares)**	$12.03

Net asset value and redemption price per class M share ($8,909,916 divided by 744,644 shares)	$11.97

Offering price per class M share (100/96.75 of $11.97)†	$12.37

Net asset value, offering price and redemption price per class R share
($9,394,440 divided by 778,804 shares)	$12.06

Net asset value, offering price and redemption price per class R5 share
($22,590 divided by 1,869 shares)‡	$12.08

Net asset value, offering price and redemption price per class R6 share
($6,111,129 divided by 505,661 shares)	$12.09

Net asset value, offering price and redemption price per class Y share
($61,244,488 divided by 5,068,370 shares)	$12.08

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

‡ Net asset value may not recalculate due to the rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

60	Global Income Trust

Statement of operations Six months ended 4/30/16 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $22,213 from investments in affiliated issuers) (Note 5)	$4,186,836

EXPENSES

Compensation of Manager (Note 2)	733,092

Investor servicing fees (Note 2)	215,842

Custodian fees (Note 2)	56,723

Trustee compensation and expenses (Note 2)	10,883

Distribution fees (Note 2)	375,426

Administrative services (Note 2)	4,452

Auditing and tax fees	85,474

Other	118,029

Fees waived and reimbursed by Manager (Note 2)	(8,536)

Total expenses	1,591,385

Expense reduction (Note 2)	(255)

Net expenses	1,591,130

Net investment income	2,595,706

Net realized loss on investments (Notes 1 and 3)	(2,897,572)

Net increase from payments by affiliates (Note 2)	1,010

Net realized loss on swap contracts (Note 1)	(4,498,945)

Net realized gain on futures contracts (Note 1)	2,030,126

Net realized gain on foreign currency transactions (Note 1)	1,771

Net realized gain on written options (Notes 1 and 3)	2,601,112

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	940,708

Net unrealized appreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	6,961,780

Net gain on investments	5,139,990

Net increase in net assets resulting from operations	$7,735,696

The accompanying notes are an integral part of these financial statements.

Global Income Trust	61

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/16*	Year ended 10/31/15

Operations:
Net investment income	$2,595,706	$7,894,863

Net realized gain (loss) on investments
and foreign currency transactions	(2,762,498)	2,025,273

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	7,902,488	(17,073,999)

Net increase (decrease) in net assets resulting
from operations	7,735,696	(7,153,863)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(2,533,838)	(5,326,930)

Class B	(70,874)	(166,390)

Class C	(278,992)	(655,547)

Class M	(135,985)	(291,910)

Class R	(130,587)	(169,024)

Class R5	(510)	(1,047)

Class R6	(107,989)	(164,935)

Class Y	(1,117,355)	(2,938,951)

Decrease from capital share transactions (Note 4)	(16,222,047)	(48,613,257)

Total decrease in net assets	(12,862,481)	(65,481,854)

NET ASSETS

Beginning of period	283,748,038	349,229,892

End of period (including undistributed net investment
income of $5,588,154 and $7,368,578, respectively)	$270,885,557	$283,748,038

* Unaudited.

The accompanying notes are an integral part of these financial statements.

62	Global Income Trust

This page left blank intentionally.

Global Income Trust	63

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From						Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	From	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	fees	reimbursements	end of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)

Class A
April 30, 2016**	$11.93	.11	.24	.35	(.19)	—	(.19)	—	—	$12.09	3.01*	$157,288	.57*[d]	.97*[d]	217*[e]
October 31, 2015	12.60	.31	(.60)	(.29)	(.38)	—	(.38)	—	—	11.93	(2.31)	160,497	1.10	2.54	296[e]
October 31, 2014	12.57	.36	.05	.41	(.38)	—	(.38)	—	—	12.60	3.30	171,481	1.09	2.84	295[e]
October 31, 2013	12.85	.38	(.27)	.11	(.35)	(.04)	(.39)	—	—	12.57	.82	199,284	1.10	2.96	335[f]
October 31, 2012	12.58	.36	.38	.74	(.36)	(.11)	(.47)	—	—	12.85	6.02	229,240	1.10	2.85	162[f]
October 31, 2011	13.15	.47	(.27)	.20	(.77)	—	(.77)	—[g]	—[g,h]	12.58	1.55	215,202	1.13	3.67	116[f]

Class B
April 30, 2016**	$11.87	.07	.24	.31	(.15)	—	(.15)	—	—	$12.03	2.63*	$5,508	.95*[d]	.59*[d]	217*[e]
October 31, 2015	12.54	.22	(.60)	(.38)	(.29)	—	(.29)	—	—	11.87	(3.05)	6,060	1.85	1.78	296[e]
October 31, 2014	12.51	.26	.06	.32	(.29)	—	(.29)	—	—	12.54	2.54	7,884	1.84	2.08	295[e]
October 31, 2013	12.80	.28	(.28)	—[g]	(.26)	(.03)	(.29)	—	—	12.51	(.01)	9,002	1.85	2.21	335[f]
October 31, 2012	12.53	.26	.38	.64	(.28)	(.09)	(.37)	—	—	12.80	5.24	11,109	1.85	2.10	162[f]
October 31, 2011	13.10	.38	(.28)	.10	(.67)	—	(.67)	—[g]	—[g,h]	12.53	.81	11,499	1.88	2.94	116[f]

Class C
April 30, 2016**	$11.88	.07	.23	.30	(.15)	—	(.15)	—	—	$12.03	2.55*	$22,407	.95*[d]	.59*[d]	217*[e]
October 31, 2015	12.55	.22	(.60)	(.38)	(.29)	—	(.29)	—	—	11.88	(3.04)	24,160	1.85	1.78	296[e]
October 31, 2014	12.51	.26	.07	.33	(.29)	—	(.29)	—	—	12.55	2.61	30,175	1.84	2.08	295[e]
October 31, 2013	12.80	.28	(.28)	—[g]	(.26)	(.03)	(.29)	—	—	12.51	(.01)	31,771	1.85	2.22	335[f]
October 31, 2012	12.53	.26	.38	.64	(.28)	(.09)	(.37)	—	—	12.80	5.25	39,316	1.85	2.10	162[f]
October 31, 2011	13.10	.35	(.24)	.11	(.68)	—	(.68)	—[g]	—[g,h]	12.53	.83	36,264	1.88	2.70	116[f]

Class M
April 30, 2016**	$11.81	.10	.24	.34	(.18)	—	(.18)	—	—	$11.97	2.93*	$8,910	.70*[d]	.83*[d]	217*[e]
October 31, 2015	12.48	.28	(.60)	(.32)	(.35)	—	(.35)	—	—	11.81	(2.58)	9,406	1.35	2.28	296[e]
October 31, 2014	12.45	.33	.05	.38	(.35)	—	(.35)	—	—	12.48	3.07	10,911	1.34	2.58	295[e]
October 31, 2013	12.74	.34	(.28)	.06	(.32)	(.03)	(.35)	—	—	12.45	.50	12,457	1.35	2.71	335[f]
October 31, 2012	12.47	.32	.38	.70	(.33)	(.10)	(.43)	—	—	12.74	5.80	14,969	1.35	2.60	162[f]
October 31, 2011	13.04	.45	(.28)	.17	(.74)	—	(.74)	—[g]	—[g,h]	12.47	1.30	16,403	1.38	3.51	116[f]

Class R
April 30, 2016**	$11.91	.10	.23	.33	(.18)	—	(.18)	—	—	$12.06	2.83*	$9,394	.70*[d]	.83*[d]	217*[e]
October 31, 2015	12.58	.28	(.60)	(.32)	(.35)	—	(.35)	—	—	11.91	(2.56)	6,366	1.35	2.27	296[e]
October 31, 2014	12.54	.33	.06	.39	(.35)	—	(.35)	—	—	12.58	3.12	6,072	1.34	2.58	295[e]
October 31, 2013	12.83	.34	(.28)	.06	(.32)	(.03)	(.35)	—	—	12.54	.50	5,586	1.35	2.70	335[f]
October 31, 2012	12.56	.33	.37	.70	(.33)	(.10)	(.43)	—	—	12.83	5.76	4,142	1.35	2.61	162[f]
October 31, 2011	13.14	.44	(.28)	.16	(.74)	—	(.74)	—[g]	—[g,h]	12.56	1.25	3,658	1.38	3.43	116[f]

Class R5
April 30, 2016**	$11.94	.14	.21	.35	(.21)	—	(.21)	—	—	$12.08	3.00*	$23	.43*[d]	1.18*[d]	217*[e]
October 31, 2015	12.60	.35	(.59)	(.24)	(.42)	—	(.42)	—	—	11.94	(1.94)	41.83		2.84	296[e]
October 31, 2014	12.56	.39	.07	.46	(.42)	—	(.42)	—	—	12.60	3.67	24.82		3.02	295[e]
October 31, 2013	12.85	.42	(.29)	.13	(.38)	(.04)	(.42)	—	—	12.56	1.02	11.82		3.27	335[f]
October 31, 2012†	12.45	.13	.41	.54	(.11)	(.03)	(.14)	—	—	12.85	4.34*	10	.27*	.99*	162[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

64	Global Income Trust	Global Income Trust	65

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From						Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	From	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	fees	reimbursements	end of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)

Class R6
April 30, 2016**	$11.93	.14	.24	.38	(.22)	—	(.22)	—	—	$12.09	3.21*	$6,111	.39*[d]	1.16*[d]	217*[e]
October 31, 2015	12.60	.35	(.59)	(.24)	(.43)	—	(.43)	—	—	11.93	(1.97)	5,405.76		2.89	296[e]
October 31, 2014	12.57	.40	.06	.46	(.43)	—	(.43)	—	—	12.60	3.64	4,736.75		3.15	295[e]
October 31, 2013	12.85	.38[i]	(.23)	.15	(.39)	(.04)	(.43)	—	—	12.57	1.19	4,025.75		3.00 i	335[f]
October 31, 2012†	12.45	.13	.41	.54	(.11)	(.03)	(.14)	—	—	12.85	4.37*	10	.25*	1.01*	162[f]

Class Y
April 30, 2016**	$11.93	.13	.23	.36	(.21)	—	(.21)	—	—	$12.08	3.05*	$61,244	.45*[d]	1.11*[d]	217*[e]
October 31, 2015	12.60	.34	(.59)	(.25)	(.42)	—	(.42)	—	—	11.93	(2.06)	71,813.85		2.79	296[e]
October 31, 2014	12.57	.38	.07	.45	(.42)	—	(.42)	—	—	12.60	3.58	117,947.84		2.97	295[e]
October 31, 2013	12.86	.41	(.28)	.13	(.38)	(.04)	(.42)	—	—	12.57	1.00	40,069.85		3.22	335[f]
October 31, 2012	12.58	.39	.39	.78	(.38)	(.12)	(.50)	—	—	12.86	6.40	64,357.85		3.11	162[f]
October 31, 2011	13.16	.46	(.24)	.22	(.80)	—	(.80)	—[g]	—[g,h]	12.58	1.74	72,631.88		3.53	116[f]

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

October 31, 2013	673%

October 31, 2012	328

October 31, 2011	319

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

i The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

66	Global Income Trust	Global Income Trust	67

Notes to financial statements 4/30/16 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2015 through April 30, 2016.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment–grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below-investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

68	Global Income Trust

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign

Global Income Trust	69

currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared

70	Global Income Trust

interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Global Income Trust	71

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $142,115 at the close of the reporting period.

72	Global Income Trust

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $835,395 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $711,929 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Global Income Trust	73

At October 31, 2015, the fund had a capital loss carryover of $13,285,386 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$10,805,964	$—	$10,805,964	*

2,479,422	N/A	2,479,422	October 31, 2017

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $336,958,062, resulting in gross unrealized appreciation and depreciation of $10,710,753 and $14,112,993, respectively, or net unrealized depreciation of $3,402,240.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end funds, sponsored by Putnam Management (excluding net assets of funds that are invested in or invested in by other Putnam funds to avoid double counting of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,

0.650%	of the next $5 billion,	0.480%	of the next $50 billion,

0.600%	of the next $10 billion,	0.470%	of the next $100 billion and

0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through February 28, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $4,682 as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management voluntarily waived $3,854.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management has agreed to reimburse the fund $1,010 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

74	Global Income Trust

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund and each of the other funds in its specified category, which was totaled and then allocated to each fund in the category based on its average daily net assets; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts will not exceed an annual rate of 0.320% of the fund’s average assets attributable to such accounts. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$125,947	Class R5	17

Class B	4,596	Class R6	1,481

Class C	17,941	Class Y	51,906

Class M	7,184	Total	$215,842

Class R	6,770

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $255 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $197, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$193,750	Class M	22,103

Class B	28,300	Class R	20,807

Class C	110,466	Total	$375,426

Global Income Trust	75

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,826 and $73 from the sale of class A and class M shares, respectively, and received $558 and $143 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $193 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$651,972,495	$680,755,240

U.S. government securities (Long-term)	—	—

Total	$651,972,495	$680,755,240

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap		Written option
		option contract	Written swap	contract	Written option
		amounts	option premiums	amounts	premiums

Written options outstanding	USD	471,213,475	$1,953,324	40,000,000	$251,563
at the beginning of the
reporting period	EUR	—	$—	—	$—

Options opened	USD	605,190,700	4,117,258	283,000,000	1,266,328

	EUR	4,621,700	177,242	—	—

Options exercised	USD	(39,647,600)	(310,689)	—	—

	EUR	—	—	—	—

Options expired	USD	(381,750,675)	(740,819)	—	—

	EUR	(4,621,700)	(177,242)	—	—

Options closed	USD	(380,746,900)	(3,236,606)	(201,000,000)	(1,000,391)

	EUR	—	—	—	—

Written options outstanding	USD	274,259,000	$1,782,468	122,000,000	$517,500
at the end of the
reporting period	EUR	—	$—	—	$—

76	Global Income Trust

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	1,245,995	$14,629,424	3,123,518	$38,594,678

Shares issued in connection with
reinvestment of distributions	193,498	2,271,265	393,104	4,827,699

	1,439,493	16,900,689	3,516,622	43,422,377

Shares repurchased	(1,879,822)	(22,175,979)	(3,672,828)	(45,130,108)

Net decrease	(440,329)	$(5,275,290)	(156,206)	$(1,707,731)

	Six months ended 4/30/16		Year ended 10/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	13,058	$152,881	19,945	$246,256

Shares issued in connection with
reinvestment of distributions	5,505	64,314	12,463	152,436

	18,563	217,195	32,408	398,692

Shares repurchased	(71,078)	(832,275)	(150,583)	(1,843,336)

Net decrease	(52,515)	$(615,080)	(118,175)	$(1,444,644)

	Six months ended 4/30/16		Year ended 10/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	122,741	$1,441,357	216,409	$2,660,000

Shares issued in connection with
reinvestment of distributions	20,000	233,753	43,629	533,553

	142,741	1,675,110	260,038	3,193,553

Shares repurchased	(314,817)	(3,689,323)	(630,613)	(7,721,310)

Net decrease	(172,076)	$(2,014,213)	(370,575)	$(4,527,757)

	Six months ended 4/30/16		Year ended 10/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	3,513	$40,921	21,522	$262,765

Shares issued in connection with
reinvestment of distributions	2,725	31,671	5,183	63,007

	6,238	72,592	26,705	325,772

Shares repurchased	(57,800)	(676,928)	(104,710)	(1,280,701)

Net decrease	(51,562)	$(604,336)	(78,005)	$(954,929)

	Six months ended 4/30/16		Year ended 10/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	374,420	$4,393,950	393,336	$4,780,343

Shares issued in connection with
reinvestment of distributions	9,193	107,741	10,263	125,654

	383,613	4,501,691	403,599	4,905,997

Shares repurchased	(139,385)	(1,634,549)	(351,778)	(4,301,040)

Net increase	244,228	$2,867,142	51,821	$604,957

Global Income Trust	77

	Six months ended 4/30/16		Year ended 10/31/15

Class R5	Shares	Amount	Shares	Amount

Shares sold	134	$1,584	1,515	$18,415

Shares issued in connection with
reinvestment of distributions	43	510	86	1,047

	177	2,094	1,601	19,462

Shares repurchased	(1,714)	(20,150)	(96)	(1,182)

Net increase (decrease)	(1,537)	$(18,056)	1,505	$18,280

	Six months ended 4/30/16		Year ended 10/31/15

Class R6	Shares	Amount	Shares	Amount

Shares sold	96,672	$1,141,924	157,300	$1,917,346

Shares issued in connection with
reinvestment of distributions	9,203	107,989	13,457	164,906

	105,875	1,249,913	170,757	2,082,252

Shares repurchased	(53,232)	(628,070)	(93,578)	(1,157,550)

Net increase	52,643	$621,843	77,179	$924,702

	Six months ended 4/30/16		Year ended 10/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	1,076,941	$12,673,542	2,783,385	$34,375,470

Shares issued in connection with
reinvestment of distributions	80,380	943,243	184,042	2,261,499

	1,157,321	13,616,785	2,967,427	36,636,969

Shares repurchased	(2,110,388)	(24,800,842)	(6,309,268)	(78,163,104)

Net decrease	(953,067)	$(11,184,057)	(3,341,841)	$(41,526,135)

At the close of the reporting period, Putnam Investments, LLC owned 914 class R5 shares of the fund (48.9% of class R5 shares outstanding), valued at $11,041.

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Short Term
Investment Fund*	$10,225,190	$42,777,209	$40,273,880	$22,213	$12,728,519

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates,

78	Global Income Trust

the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$50,000,000

Purchased swap option contracts (contract amount)	$301,900,000

Written TBA commitment option contracts (contract amount) (Note 3)	$100,000,000

Written swap option contracts (contract amount) (Note 3)	$312,000,000

Futures contracts (number of contracts)	700

Forward currency contracts (contract amount)	$325,900,000

OTC interest rate swap contracts (notional)	$16,500,000

Centrally cleared interest rate swap contracts (notional)	$804,100,000

OTC total return swap contracts (notional)	$56,300,000

OTC credit default contracts (notional)	$9,900,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$185,641	Payables	$465,054

Foreign exchange
contracts	Receivables	3,712,653	Payables	2,015,459

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	4,896,565*	depreciation	9,664,709*

Total		$8,794,859		$12,145,222

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(178,295)	$(178,295)

Foreign exchange
contracts	—	—	(2,350)	—	$(2,350)

Interest rate contracts	(666,128)	2,030,126	—	(4,320,650)	$(2,956,652)

Total	$(666,128)	$2,030,126	$(2,350)	$(4,498,945)	$(3,137,297)

Global Income Trust	79

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$47,938	$47,938

Foreign exchange
contracts	—	—	902,404	—	$902,404

Interest rate contracts	(5,324)	(577,599)	—	523,130	$(59,793)

Total	$(5,324)	$(577,599)	$902,404	$571,068	$890,549

80	Global Income Trust

This page left blank intentionally.

Global Income Trust	81

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$317,193	$—	$14,769	$—	$—	$—	$—	$—	$—	$331,962

Centrally cleared interest rate
swap contracts§	—	—	355,715	—	—	—	—	—	—	—	—	—	—	—	—	355,715

OTC Total return swap contracts*#	3,057	23,560	—	52	27,183	—	44,152	—	4,728	—	—	—	—	—	—	102,732

OTC Credit default contracts*#	—	—	—	—	133,138	—	49,111	—	—	3,392	—	—	—	—	—	185,641

Futures contracts§	—	—	—	—	—	—	—	—	—	—	138,386	—	—	—	—	138,386

Forward currency contracts#	230,421	166,536	—	145,972	73,419	35,393	212,846	—	2,327,369	—	—	305,845	133,281	50,829	30,742	3,712,653

Forward premium swap option contracts#	—	—	—	—	—	—	—	—	207,980	—	—	—	—	—	—	207,980

Purchased swap options**#	181,285	199,283	—	19	63,880	—	225,199	—	24,478	—	—	—	—	—	—	694,144

Purchased options**#	—	—	—	—	—	—	—	—	165,820	—	—	—	—	—	—	165,820

Total Assets	$414,763	$389,379	$355,715	$146,043	$297,620	$35,393	$848,501	$—	$2,745,144	$3,392	$138,386	$305,845	$133,281	$50,829	$30,742	$5,895,033

Liabilities:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Centrally cleared interest rate
swap contracts§	—	—	427,392	—	—	—	—	—	—	—	—	—	—	—	—	427,392

OTC Total return swap contracts*#	—	30,388	—	—	12,853	—	110,826	—	33,584	—	—	—	—	—	—	187,651

OTC Credit default contracts*#	27,831	—	—	—	228,285	—	149,879	—	—	59,059	—	—	—	—	—	465,054

Futures contracts§	—	—	—	—	—	—	—	—	—	—	15,809	—	—	—	—	15,809

Forward currency contracts#	182,409	240,746	—	221,514	215,878	87,957	214,729	129,413	136,341	—	—	246,330	227,429	94,182	18,531	2,015,459

Forward premium swap option contracts#	—	—	—	—	—	—	—	—	273,302	—	—	—	—	—	—	273,302

Written swap options#	217,065	228,233	—	38	102,815	—	256,093	—	409,011	—	—	—	—	—	—	1,213,255

Written options#	—	—	—	—	—	—	—	—	141,120	—	—	—	—	—	—	141,120

Total Liabilities	$427,305	$499,367	$427,392	$221,552	$559,831	$87,957	$731,527	$129,413	$993,358	$59,059	$15,809	$246,330	$227,429	$94,182	$18,531	$4,739,042

Total Financial and Derivative Net Assets	$(12,542)	$(109,988)	$(71,677)	$(75,509)	$(262,211)	$(52,564)	$116,974	$(129,413)	$1,751,786	$(55,667)	$122,577	$59,515	$(94,148)	$(43,353)	$12,211	$1,155,991

Total collateral received (pledged)†##	$—	$(109,988)	$—	$(39,996)	$(259,974)	$(52,564)	$116,974	$(119,988)	$680,000	$—	$—	$—	$(94,148)	$—	$—

Net amount	$(12,542)	$—	$(71,677)	$(35,513)	$(2,237)	$—	$—	$(9,425)	$1,071,786	$(55,667)	$122,577	$59,515	$—	$(43,353)	$12,211

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

82	Global Income Trust	Global Income Trust	83

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

84	Global Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	James F. Clark
	Robert J. Darretta	Chief Compliance Officer
Investment Sub-Manager	Katinka Domotorffy
Putnam Investments Limited	John A. Hill	Michael J. Higgins
57–59 St James’s Street	Paul L. Joskow	Vice President, Treasurer,
London, England SW1A 1LD	Kenneth R. Leibler	and Clerk
Robert E. Patterson
Marketing Services	George Putnam, III	Janet C. Smith
Putnam Retail Management	Robert L. Reynolds	Vice President,
One Post Office Square	W. Thomas Stephens	Principal Accounting Officer,
Boston, MA 02109		and Assistant Treasurer
Officers
Custodian	Robert L. Reynolds	Susan G. Malloy
State Street Bank	President	Vice President and
and Trust Company		Assistant Treasurer
Jonathan S. Horwitz
Legal Counsel	Executive Vice President,	James P. Pappas
Ropes & Gray LLP	Principal Executive Officer, and	Vice President
Compliance Liaison
Mark C. Trenchard
	Steven D. Krichmar	Vice President and
	Vice President and	BSA Compliance Officer
Principal Financial Officer
Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA031
300659 6/16

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2016